UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Copy to:

Timothy W. Levin

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Registrant’s Telephone Number, including Area Code: (212) 518-5344

Date of fiscal year end: September 30

Date of reporting period: October 1, 2013 - September 30, 2014

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Transparent Value Trust

Annual Report
September 30, 2014

transparent value

TABLE OF CONTENTS

1	SHAREHOLDER LETTER

3	MANAGER COMMENTARY

3	Transparent Value Large-Cap Aggressive Fund

4	Transparent Value Large-Cap Defensive Fund

5	Transparent Value Large-Cap Market Fund

6	Transparent Value Dividend Fund

7	Transparent Value Large-Cap Core Fund

8	Transparent Value Large-Cap Growth Fund

9	Transparent Value Large-Cap Value Fund

10	Transparent Value Directional Allocation Fund

11	Transparent Value Small-Cap Fund

12	DISCLOSURE OF FUND EXPENSES

16	SCHEDULE OF INVESTMENTS

16	Transparent Value Large-Cap Aggressive Fund

18	Transparent Value Large-Cap Defensive Fund

20	Transparent Value Large-Cap Market Fund

22	Transparent Value Dividend Fund

24	Transparent Value Large-Cap Core Fund

26	Transparent Value Large-Cap Growth Fund

28	Transparent Value Large-Cap Value Fund

30	Transparent Value Directional Allocation Fund

32	Transparent Value Small-Cap Fund

34	STATEMENTS OF ASSETS AND LIABILITIES

37	STATEMENTS OF OPERATIONS

40	STATEMENTS OF CHANGES IN NET ASSETS

50	FINANCIAL HIGHLIGHTS

60	NOTES TO FINANCIAL STATEMENTS

74	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

75	ADDITIONAL INFORMATION

Shareholder Letter
September 30, 2014 (Unaudited)

Dear Shareholder,

We are pleased to provide you with information about the Transparent Value Mutual Funds (“Transparent Value”) for the one-year period ended September 30, 2014. Transparent Value specializes in managing a range of equity funds according to a unique investment methodology known as Required Business Performance® (RBP®), and the development of quantitative strategy indexes known as Transparent Value IndexesSM.

Our actively managed approach applies a reverse discounted cash flow analysis to infer from a company’s stock price the Required Business Performance expected by the market for that company. This process removes analyst assumptions about a company’s future growth prospects, focusing instead on variables with known values.

In addition, Transparent Value calculates the probability based on historical performance that a company can deliver its RBP®—that is, to generate the revenue necessary to support its stock price. A key potential benefit of our approach is that Transparent Value takes the emotion out of investing decisions, realizing that human behavioral biases often impede the achievement of desirable investment returns.

Investment markets turned in positive performance for the 12 months ended September 30, 2014, despite volatility that increased toward the end of the period. The Dow Jones U.S. Large-Cap Total Stock Market IndexSM returned 19.11% for the period, ended September 30, 2014.

Despite market volatility rising in October, for the period ending September 30, 2014 data on everything from hiring to housing conveyed that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter Gross Domestic Product (GDP) was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs was on the surface at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected Institute of Supply Management manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing1 ending in the U.S. in October 2014 and the U.S. Federal Reserve (“Fed”) preparing investors for a higher federal funds rate in mid-to-late 2015, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Helping keep rates low is the impact higher rates would have on the U.S. economy. Following the “taper tantrum” (“taper tantrum” refers to the effect on interest rates and market volatility of the expected reduction of quantitative easing) last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy significantly.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points2 in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor in keeping U.S. interest rates low.

Annual Report | September 30, 2014	1

Shareholder Letter
September 30, 2014 (Unaudited)

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

We believe successful equity investing relies not on making educated guesses about a company’s future earnings but evaluating whether a company’s management can deliver the Required Business Performance to support the current stock price. Our systemic, disciplined process we believe over time leads to better outcomes for investors, which serves to keep them engaged and focused on what can be known about a company’s potential for success.

We thank you for investing with Transparent Value and look forward to serving your investment needs.

Sincerely,

Armen Arus

President

[1]

Quantitative Easing - An unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply.

[2]

Basis Point – A unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Dow Jones U.S. Large-Cap Total Stock Market IndexSM – The index measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks.

2	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Aggressive Fund
September 30, 2014 (Unaudited)

The Transparent Value Large-Cap Aggressive Fund Class F-1 returned 12.93% over the year ending September 30, 2014. This return represents underperformance of -6.18% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of September 30, 2014
Consumer Discretionary	28.66%
Information Technology	19.29%
Industrials	14.12%
Energy	13.07%
Financials	11.93%
Health Care	7.77%
Materials	2.75%
Consumer Staples	2.22%
Other Assets in Excess of Liabilities	0.19%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-3.85%	-1.85%	1.92%	12.76%	10.47%
Fund – Class C	-3.90%	-2.03%	1.54%	11.99%	8.45%***
Fund – Class F-1	-3.82%	-1.83%	1.90%	12.93%	10.55%
Fund – Class I	-3.93%	-1.89%	1.97%	13.08%	9.01%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Annual Report | September 30, 2014	3

Manager Commentary
Transparent Value Large-Cap Defensive Fund
September 30, 2014 (Unaudited)

The Transparent Value Large-Cap Defensive Fund Class F-1 returned 11.86% over the year ending September 30, 2014. This return represents underperformance of -7.25% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of September 30, 2014
Utilities	24.00%
Financials	20.84%
Energy	16.33%
Information Technology	9.70%
Consumer Discretionary	8.74%
Health Care	6.37%
Industrials	6.34%
Consumer Staples	4.44%
Telecommunication Services	2.70%
Materials	0.51%
Exchange Traded Funds	0.06%
Liabilities in Excess of Other Assets	-0.03%
Source: ALPS Fund Services, Inc. (Fund Holdings)
These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-4.22%	-4.22%	1.76%	11.66%	12.30%
Fund – Class C	-4.24%	-4.39%	1.53%	11.05%	12.12%***
Fund – Class F-1	-4.17%	-4.17%	1.90%	11.86%	12.48%
Fund – Class I	-4.21%	-4.14%	2.05%	12.15%	13.04%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

4	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Market Fund
September 30, 2014 (Unaudited)

The Transparent Value Large-Cap Market Fund Class F-1 returned 11.92% over the year ending September 30, 2014. This return represents underperformance of -7.19% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of September 30, 2014
Consumer Discretionary	24.85%
Energy	21.58%
Information Technology	16.25%
Industrials	14.52%
Financials	10.11%
Health Care	7.12%
Consumer Staples	2.98%
Materials	2.95%
Liabilities in Excess of Other Assets	-0.36%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-4.15%	-3.22%	0.86%	11.67%	13.51%
Fund – Class C	-4.19%	-3.32%	0.55%	11.04%	11.98%***
Fund – Class F-1	-4.16%	-3.17%	1.00%	11.92%	13.65%
Fund – Class I	-4.13%	-3.07%	1.07%	12.18%	12.67%****

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class C Inception Date: April 18, 2011

**** Class I Inception Date: February 15, 2011

Annual Report | September 30, 2014	5

Manager Commentary
Transparent Value Dividend Fund
September 30, 2014 (Unaudited)

The Transparent Value Dividend Fund Class I returned 10.29% over the year ending September 30, 2014. This return represents underperformance of -8.82% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of September 30, 2014
Financials	26.74%
Utilities	25.97%
Energy	13.98%
Consumer Discretionary	11.74%
Industrials	8.56%
Information Technology	4.07%
Consumer Staples	3.57%
Health Care	1.92%
Telecommunication Services	1.84%
Materials	1.39%
Other Assets in Excess of Liabilities	0.22%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-3.87%	-3.27%	0.73%	9.90%	12.47%***
Fund – Class C	-3.94%	-3.41%	0.46%	9.17%	11.83%***
Fund – Class F-1	-3.89%	-3.21%	0.85%	10.09%	12.70%***
Fund – Class I	-3.91%	-3.22%	0.90%	10.29%	12.87%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

6	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Core Fund
September 30, 2014 (Unaudited)

The Transparent Value Large-Cap Core Fund Class I returned 11.49% over the year ending September 30, 2014. This return represents underperformance of -7.62% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of September 30, 2014
Consumer Discretionary	23.16%
Financials	20.10%
Utilities	14.20%
Energy	13.35%
Information Technology	9.37%
Industrials	8.18%
Health Care	5.70%
Consumer Staples	2.64%
Telecommunication Services	1.32%
Materials	0.84%
Exchange Traded Funds	0.75%
Other Assets in Excess of Liabilities	0.39%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-3.96%	-3.37%	1.28%	11.10%	13.85%***
Fund – Class C	-4.00%	-3.48%	0.97%	10.45%	13.18%***
Fund – Class F-1	-3.94%	-3.28%	1.36%	11.32%	14.07%***
Fund – Class I	-3.95%	-3.28%	1.44%	11.49%	13.71%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Annual Report | September 30, 2014	7

Manager Commentary
Transparent Value Large-Cap Growth Fund
September 30, 2014 (Unaudited)

The Transparent Value Large-Cap Growth Fund Class I returned 12.10% over the year ending September 30, 2014. This return represents underperformance of -9.06% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of September 30, 2014
Consumer Discretionary	26.80%
Industrials	16.54%
Information Technology	14.55%
Financials	13.10%
Energy	10.06%
Health Care	7.96%
Consumer Staples	4.89%
Materials	3.05%
Utilities	1.97%
Exchange Traded Funds	0.88%
Other Assets in Excess of Liabilities	0.20%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-4.20%	-2.95%	1.22%	11.69%	13.75%***
Fund – Class C	-4.29%	-3.09%	0.88%	10.93%	13.08%***
Fund – Class F-1	-4.18%	-2.94%	1.28%	11.78%	13.94%***
Fund – Class I	-4.21%	-2.85%	1.41%	12.10%	13.53%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

8	www.transparentvalue.com

Manager Commentary
Transparent Value Large-Cap Value Fund
September 30, 2014 (Unaudited)

The Transparent Value Large-Cap Value Fund Class I returned 14.55% over the year ending September 30, 2014. This return represents underperformance of -2.58% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2014
Financials	39.18%
Utilities	19.36%
Consumer Discretionary	13.49%
Energy	9.20%
Industrials	7.06%
Information Technology	4.59%
Telecommunication Services	2.23%
Health Care	1.83%
Consumer Staples	0.97%
Materials	0.79%
Exchange Traded Funds	0.78%
Other Assets in Excess of Liabilities	0.52%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-3.16%	-2.10%	3.37%	14.07%	13.73%***
Fund – Class C	-3.27%	-2.29%	3.04%	13.40%	13.01%***
Fund – Class F-1	-3.13%	-2.05%	3.43%	14.21%	13.84%***
Fund – Class I	-3.17%	-2.03%	3.57%	14.55%	13.49%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Annual Report | September 30, 2014	9

Manager Commentary
Transparent Value Directional Allocation Fund
September 30, 2014 (Unaudited)

The Transparent Value Directional Allocation Fund Class I returned 10.27% over the year ending September 30, 2014. This return represents underperformance of -8.84% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2014
Consumer Discretionary	24.43%
Energy	22.47%
Information Technology	18.70%
Industrials	14.70%
Health Care	6.91%
Financials	5.88%
Materials	3.54%
Consumer Staples	2.70%
Exchange Traded Funds	0.46%
Other Assets in Excess of Liabilities	0.21%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Fund – Class A	-4.56%	-3.07%	0.42%	9.76%	18.82%
Fund – Class C	-4.62%	-3.24%	0.14%	9.14%	18.10%
Fund – Class F-1	-4.55%	-3.06%	0.56%	9.99%	18.98%
Fund – Class I	-4.53%	-2.98%	0.63%	10.27%	19.26%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: June 18, 2012

10	www.transparentvalue.com

Manager Commentary
Transparent Value Small-Cap Fund
September 30, 2014 (Unaudited)

The Transparent Value Small-Cap Fund Class I returned -7.30% over the period ending September 30, 2014. This period represents less than one year as the Fund inception was April 1, 2014. This return represents underperformance of -2.50% relative to the Dow Jones U.S. Small-Cap Total Stock Market IndexSM.

SECTOR WEIGHTINGS As a percentage of Net Assets as of September 30, 2014
Financials	31.71%
Consumer Discretionary	24.18%
Information Technology	20.59%
Industrials	9.61%
Health Care	4.02%
Materials	1.43%
Consumer Staples	1.24%
Telecommunication Services	1.08%
Energy	0.85%
Exchange Traded Funds	1.94%
Other Assets in Excess of Liabilities	3.35%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	Since Inception**
Fund – Class A	-5.52%	-6.66%	-7.50%
Fund – Class C	-5.53%	-6.77%	-7.70%
Fund – Class F-1	-5.52%	-6.66%	-7.50%
Fund – Class I	-5.41%	-6.55%	-7.30%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Small-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. The index represents the stocks ranked 751-2,500 by full market capitalization and is float-adjusted market cap weighted.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 1, 2014

Annual Report | September 30, 2014	11

Disclosure of Fund Expenses
September 30, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2014 through September 30, 2014.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expense Paid During Period April 1, 2014 to September 30, 2014(b)

Transparent Value Large-Cap Aggressive Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,018.40	$ 7.64
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 1,015.40	$ 10.66
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 1,019.00	$ 6.88
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 1,019.70	$ 5.62
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Transparent Value Large-Cap Defensive Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,017.60	$ 7.64
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 1,015.30	$ 10.66
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 1,019.00	$ 6.88
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 1,020.50	$ 5.62
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

12	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2014 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expense Paid During Period April 1, 2014 to September 30, 2014(b)

Transparent Value Large-Cap Market Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,008.60	$ 7.60
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 1,005.50	$ 10.61
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 1,010.00	$ 6.85
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 1,010.70	$ 5.59
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Transparent Value Dividend Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,007.30	$ 7.60
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 1,004.60	$ 10.60
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 1,008.50	$ 6.85
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 1,009.00	$ 5.59
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Transparent Value Large-Cap Core Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,012.80	$ 7.62
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.50	$ 7.64
Class C
Actual	2.11%	$ 1,000.00	$ 1,010.50	$ 10.63
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.49	$ 10.66
Class F-1
Actual	1.36%	$ 1,000.00	$ 1,013.60	$ 6.86
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.25	$ 6.88
Class I
Actual	1.11%	$ 1,000.00	$ 1,014.40	$ 5.61
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.50	$ 5.62

Annual Report | September 30, 2014	13

Disclosure of Fund Expenses
September 30, 2014 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expense Paid During Period April 1, 2014 to September 30, 2014(b)

Transparent Value Large-Cap Growth Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,012.20	$ 7.57
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.55	$ 7.59
Class C
Actual	2.10%	$ 1,000.00	$ 1,008.80	$ 10.58
Hypothetical (5% return before expenses)	2.10%	$ 1,000.00	$ 1,014.54	$ 10.61
Class F-1
Actual	1.35%	$ 1,000.00	$ 1,012.80	$ 6.81
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83
Class I
Actual	1.10%	$ 1,000.00	$ 1,014.10	$ 5.55
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.55	$ 5.57

Transparent Value Large-Cap Value Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,033.70	$ 7.65
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.55	$ 7.59
Class C
Actual	2.10%	$ 1,000.00	$ 1,030.40	$ 10.69
Hypothetical (5% return before expenses)	2.10%	$ 1,000.00	$ 1,014.54	$ 10.61
Class F-1
Actual	1.35%	$ 1,000.00	$ 1,034.30	$ 6.88
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83
Class I
Actual	1.10%	$ 1,000.00	$ 1,035.70	$ 5.61
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.55	$ 5.57

Transparent Value Directional Allocation Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,004.20	$ 7.54
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.55	$ 7.59
Class C
Actual	2.10%	$ 1,000.00	$ 1,001.40	$ 10.54
Hypothetical (5% return before expenses)	2.10%	$ 1,000.00	$ 1,014.54	$ 10.61
Class F-1
Actual	1.35%	$ 1,000.00	$ 1,005.60	$ 6.79
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.30	$ 6.83
Class I
Actual	1.10%	$ 1,000.00	$ 1,006.30	$ 5.53
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.55	$ 5.57

14	www.transparentvalue.com

Disclosure of Fund Expenses
September 30, 2014 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expense Paid During Period April 1, 2014 to September 30, 2014(b)

Transparent Value Small-Cap Fund(c)
Class A
Actual	1.70%	$ 1,000.00	$ 925.00	$ 8.16
Hypothetical (5% return before expenses)	1.70%	$ 1,000.00	$ 1,016.55	$ 8.59
Class C
Actual	2.30%	$ 1,000.00	$ 923.00	$ 11.03
Hypothetical (5% return before expenses)	2.30%	$ 1,000.00	$ 1,013.54	$ 11.61
Class F-1
Actual	1.55%	$ 1,000.00	$ 925.00	$ 7.44
Hypothetical (5% return before expenses)	1.55%	$ 1,000.00	$ 1,017.30	$ 7.84
Class I
Actual	1.30%	$ 1,000.00	$ 927.00	$ 6.25
Hypothetical (5% return before expenses)	1.30%	$ 1,000.00	$ 1,018.55	$ 6.58

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

(c)	Note the actual expenses paid during the period is based on since inception of April 1, 2014.

Annual Report | September 30, 2014	15

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 99.81%
Consumer Discretionary 28.66%
AMC Networks, Inc. - Class A(a)	6,420	$375,056
Autoliv, Inc.	2,990	274,841
AutoNation, Inc.(a)	8,045	404,744
CarMax, Inc.(a)	6,550	304,248
Chipotle Mexican Grill, Inc.(a)	480	319,963
Comcast Corp. - Class A	5,800	311,924
Dillard’s, Inc. - Class A	2,160	235,397
DR Horton, Inc.	20,581	422,322
Expedia, Inc.	5,644	494,527
Foot Locker, Inc.	5,769	321,045
Fossil Group, Inc.(a)	3,130	293,907
Harley-Davidson, Inc.	4,210	245,022
Lear Corp.	3,500	302,435
Lennar Corp. - Class A	13,330	517,604
lululemon athletica, Inc.(a)	9,820	412,538
MGM Resorts International(a)	13,988	318,647
Michael Kors Holdings, Ltd.(a)	6,837	488,093
NIKE, Inc. - Class B	3,530	314,876
Polaris Industries, Inc.	2,590	387,956
The Priceline Group, Inc.(a)	388	449,529
PulteGroup, Inc.	15,970	282,030
Tiffany & Co.	1,735	167,098
Toll Brothers, Inc.(a)	15,170	472,697
Tractor Supply Co.	5,050	310,626
TRW Automotive Holdings Corp.(a)	4,074	412,493
Twenty-First Century Fox, Inc. - Class A	8,185	280,664
The Walt Disney Co.	2,440	217,233
Wynn Resorts, Ltd.	2,029	379,585

		9,717,100

Consumer Staples 2.22%
Herbalife, Ltd.	10,450	457,188
Keurig Green Mountain, Inc.	2,279	296,566

		753,754

Energy 13.07%
Anadarko Petroleum Corp.	3,240	328,666
Cimarex Energy Co.	2,115	267,611
EOG Resources, Inc.	5,090	504,012
Hess Corp.	3,900	367,848
Oasis Petroleum, Inc.(a)	10,050	420,191
Oceaneering International, Inc.	6,290	409,919
Pioneer Natural Resources Co.	2,120	417,576
Schlumberger, Ltd.	3,290	334,560
SM Energy Co.	5,330	415,740
Valero Energy Corp.	10,430	482,596
Whiting Petroleum Corp.(a)	6,219	482,283

		4,431,002

Financials 11.93%
Aflac, Inc.	5,170	301,152
American International Group, Inc.	4,495	242,820
Capital One Financial Corp.	4,200	342,804
Discover Financial Services	3,702	238,372
The Goldman Sachs Group, Inc.	1,870	343,276

	Shares	Value

Financials (continued)
LPL Financial Holdings, Inc.	7,736	$356,243
McGraw Hill Financial, Inc.	3,742	316,012
Moody’s Corp.	3,184	300,888
The PNC Financial Services Group, Inc.	2,800	239,624
Principal Financial Group, Inc.	6,010	315,345
Regions Financial Corp.	36,890	370,375
T Rowe Price Group, Inc.	5,000	392,000
TD Ameritrade Holding Corp.	8,610	287,316

		4,046,227

Health Care 7.77%
AbbVie, Inc.	2,831	163,519
Actavis PLC(a)	1,295	312,458
Allergan, Inc.	2,160	384,890
Amgen, Inc.	2,930	411,548
Gilead Sciences, Inc.(a)	4,140	440,703
Hospira, Inc.(a)	4,070	211,762
McKesson Corp.	1,360	264,751
Salix Pharmaceuticals, Ltd.(a)	2,860	446,846

		2,636,477

Industrials 14.12%
B/E Aerospace, Inc.(a)	5,914	496,421
The Boeing Co.	3,140	399,973
Colfax Corp.(a)	5,705	325,014
Fortune Brands Home & Security, Inc.	6,650	273,382
Genesee & Wyoming, Inc. - Class A(a)	4,550	433,661
Honeywell International, Inc.	4,250	395,760
Northrop Grumman Corp.	1,390	183,146
Quanta Services, Inc.(a)	7,005	254,212
Roper Industries, Inc.	1,570	229,675
Snap-on, Inc.	2,502	302,942
Southwest Airlines Co.	7,581	256,010
Trinity Industries, Inc.	9,870	461,126
United Technologies Corp.	3,050	322,080
WABCO Holdings, Inc.(a)	2,330	211,914
Wabtec Corp.	2,985	241,904

		4,787,220

Information Technology 19.29%
Alliance Data Systems Corp.(a)	1,563	388,046
Arrow Electronics, Inc.(a)	3,995	221,123
Cognizant Technology Solutions Corp. - Class A(a)	11,040	494,261
F5 Networks, Inc.(a)	1,881	223,350
FleetCor Technologies, Inc.(a)	2,750	390,830
Gartner, Inc.(a)	3,181	233,708
IAC/InterActiveCorp	3,580	235,922
Lam Research Corp.	4,790	357,813
LinkedIn Corp. - Class A(a)	2,130	442,593
Marvell Technology Group, Ltd.	28,250	380,810
Microchip Technology, Inc.	5,210	246,068
Micron Technology, Inc.(a)	11,110	380,629
NVIDIA Corp.	13,073	241,197
Rackspace Hosting, Inc.(a)	9,950	323,872
Red Hat, Inc.(a)	7,550	423,932

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Aggressive Fund
September 30, 2014

	Shares	Value

Information Technology (continued)
SanDisk Corp.	3,192	$312,656
Trimble Navigation, Ltd.(a)	9,831	299,846
Vantiv, Inc. - Class A(a)	15,040	464,736
Visa, Inc. - Class A	1,470	313,654
Western Digital Corp.	1,713	166,709

		6,541,755

Materials 2.75%
International Flavors & Fragrances, Inc.	2,000	191,760
Martin Marietta Materials, Inc.	3,169	408,611
Packaging Corp. of America	5,214	332,757

		933,128

TOTAL COMMON STOCKS (Cost $33,963,524)		33,846,663

Total Investments - 99.81% (Cost $33,963,524)		33,846,663

Other Assets in Excess of Liabilities - 0.19%		62,858

NET ASSETS - 100.00%		$33,909,521

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

See Notes to Financial Statements.

Annual Report | September 30, 2014	17

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 99.97%
Consumer Discretionary 8.74%
AutoZone, Inc.(a)	1,165	$593,754
Cablevision Systems Corp. - Class A	26,665	466,904
DIRECTV(a)	7,870	680,912
Macy’s, Inc.	6,638	386,199
O’Reilly Automotive, Inc.(a)	4,335	651,810
Scripps Networks Interactive, Inc. - Class A	10,770	841,029
Ulta Salon Cosmetics & Fragrance, Inc.(a)	9,780	1,155,703
Williams-Sonoma, Inc.	15,280	1,017,190

		5,793,501

Consumer Staples 4.44%
CVS Health Corp.	7,930	631,149
The Estee Lauder Cos., Inc. - Class A	11,000	821,920
Hormel Foods Corp.	12,680	651,625
Mead Johnson Nutrition Co.	3,555	342,062
Sysco Corp.	13,120	497,904

		2,944,660

Energy 16.33%
Cameron International Corp.(a)	15,297	1,015,415
Chesapeake Energy Corp.	40,390	928,566
Devon Energy Corp.	9,113	621,324
Dresser-Rand Group, Inc.(a)	4,465	367,291
Ensco PLC - Class A	18,400	760,104
EQT Corp.	7,342	672,087
FMC Technologies, Inc.(a)	15,220	826,598
HollyFrontier Corp.	17,390	759,595
Kinder Morgan, Inc.	23,010	882,204
Marathon Petroleum Corp.	9,060	767,110
Noble Corp. PLC	33,870	752,591
Range Resources Corp.	7,730	524,171
Southwestern Energy Co.(a)	18,350	641,333
Spectra Energy Corp.	11,400	447,564
Transocean, Ltd.	26,730	854,558

		10,820,511

Financials 20.84%
The Allstate Corp.	8,430	517,349
American Campus Communities, Inc., REIT	15,434	562,569
Arch Capital Group, Ltd.(a)	15,340	839,405
Berkshire Hathaway, Inc. - Class B(a)	3,280	453,099
Cincinnati Financial Corp.	17,380	817,729
Crown Castle International Corp., REIT	10,380	835,902
Equity Residential, REIT	7,371	453,906
Essex Property Trust, Inc., REIT	2,398	428,643
Extra Space Storage, Inc., REIT	10,454	539,113
FNF Group	19,961	553,718
Health Care REIT, Inc.	9,670	603,118
Kilroy Realty Corp., REIT	7,945	472,251
The Macerich Co., REIT	7,305	466,278
National Retail Properties, Inc., REIT	18,817	650,504
Reinsurance Group of America, Inc.	10,070	806,909

	Shares	Value

Financials (continued)
RenaissanceRe Holdings, Ltd.	7,398	$739,726
Senior Housing Properties Trust, REIT	30,925	646,951
Simon Property Group, Inc., REIT	4,627	760,771
SL Green Realty Corp., REIT	5,854	593,127
Taubman Centers, Inc., REIT	5,405	394,565
The Travelers Cos., Inc.	6,800	638,792
US Bancorp	10,890	455,529
Weyerhaeuser Co., REIT	18,105	576,825

		13,806,779

Health Care 6.37%
AmerisourceBergen Corp.	10,720	828,656
DaVita HealthCare Partners, Inc.(a)	6,912	505,544
Edwards Lifesciences Corp.(a)	7,195	734,969
Eli Lilly & Co.	5,413	351,033
Sirona Dental Systems, Inc.(a)	9,407	721,329
Tenet Healthcare Corp.(a)	5,235	310,907
UnitedHealth Group, Inc.	8,880	765,900

		4,218,338

Industrials 6.34%
Caterpillar, Inc.	2,725	269,857
Cintas Corp.	8,916	629,381
Deere & Co.	9,665	792,433
IHS, Inc. - Class A(a)	3,391	424,519
Sensata Technologies Holding NV(a)	10,490	467,120
Stanley Black & Decker, Inc.	8,870	787,567
Stericycle, Inc.(a)	7,090	826,410

		4,197,287

Information Technology 9.70%
Apple, Inc.	5,895	593,921
Cadence Design Systems, Inc.(a)	33,057	568,911
eBay, Inc.(a)	19,290	1,092,393
EMC Corp.	16,140	472,257
Global Payments, Inc.	12,630	882,584
Intel Corp.	7,140	248,615
Juniper Networks, Inc.	34,940	773,921
QUALCOMM, Inc.	11,830	884,529
VeriSign, Inc.(a)	16,460	907,275

		6,424,406

Materials 0.51%
Royal Gold, Inc.	5,228	339,506

Telecommunication Services 2.70%
SBA Communications Corp. - Class A(a)	7,543	836,519
Verizon Communications, Inc.	19,000	949,810

		1,786,329

Utilities 24.00%
AGL Resources, Inc.	13,887	712,959
Alliant Energy Corp.	13,463	745,985
American Electric Power Co., Inc.	10,835	565,695
Calpine Corp.(a)	27,320	592,844
DTE Energy Co.	12,143	923,840

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Defensive Fund
September 30, 2014

	Shares	Value

Utilities (continued)
Edison International	10,371	$579,946
Entergy Corp.	7,075	547,110
Integrys Energy Group, Inc.	15,565	1,008,923
ITC Holdings Corp.	21,546	767,684
National Fuel Gas Co.	7,614	532,904
NiSource, Inc.	18,716	766,982
Northeast Utilities	16,412	727,052
NRG Energy, Inc.	22,780	694,334
OGE Energy Corp.	15,015	557,207
PG&E Corp.	14,300	644,072
PPL Corp.	28,975	951,539
SCANA Corp.	15,110	749,607
Sempra Energy	2,338	246,378
The Southern Co.	15,105	659,333
UGI Corp.	21,464	731,708
Westar Energy, Inc.	21,536	734,808
Wisconsin Energy Corp.	18,588	799,284
Xcel Energy, Inc.	21,611	656,974

		15,897,168

TOTAL COMMON STOCKS (Cost $66,163,858)		66,228,485

EXCHANGE TRADED FUNDS 0.06% SPDR® S&P 500® ETF Trust 200		39,404

TOTAL EXCHANGE TRADED FUNDS (Cost $40,019)		39,404

Total Investments - 100.03% (Cost $66,203,877)		66,267,889

Liabilities in Excess of Other Assets - (0.03%)		(23,005)

NET ASSETS - 100.00%		$66,244,884

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap is the Dutch term for a

        public limited liability corporation

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2014	19

Schedule of Investments
Transparent Value Large-Cap Market Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 100.36%
Consumer Discretionary 24.85%
AMC Networks, Inc. - Class A(a)	22,820	$1,333,144
Autoliv, Inc.	10,610	975,271
AutoZone, Inc.(a)	2,000	1,019,320
CarMax, Inc.(a)	23,290	1,081,821
Carter’s, Inc.	16,130	1,250,398
Darden Restaurants, Inc.	27,460	1,413,092
Dillard’s, Inc. - Class A	7,688	837,838
DIRECTV(a)	13,433	1,162,223
Foot Locker, Inc.	20,485	1,139,990
The Home Depot, Inc.	13,580	1,245,829
Lear Corp.	12,140	1,049,017
Lennar Corp. - Class A	47,331	1,837,863
Liberty Global PLC - Series C(a)	21,255	871,774
Macy’s, Inc.	11,319	658,539
Marriott International, Inc. - Class A	13,158	919,744
Michael Kors Holdings, Ltd.(a)	24,301	1,734,848
Nordstrom, Inc.	11,680	798,562
O’Reilly Automotive, Inc.(a)	7,396	1,112,063
Scripps Networks Interactive, Inc. - Class A	18,360	1,433,732
Signet Jewelers, Ltd.	7,025	800,218
Toll Brothers, Inc.(a)	53,889	1,679,181
TRW Automotive Holdings Corp.(a)	14,490	1,467,113
Williams-Sonoma, Inc.	26,070	1,735,480

		27,557,060

Consumer Staples 2.98%
CVS Health Corp.	13,523	1,076,296
The Estee Lauder Cos., Inc. - Class A	18,760	1,401,747
The Kroger Co.	15,772	820,144

		3,298,187

Energy 21.58%
Anadarko Petroleum Corp.	11,515	1,168,082
Baker Hughes, Inc.	9,992	650,080
Cabot Oil & Gas Corp.	36,140	1,181,417
Cameron International Corp.(a)	25,685	1,704,970
Chesapeake Energy Corp.	66,900	1,538,031
Devon Energy Corp.	15,545	1,059,858
Ensco PLC - Class A	31,380	1,296,308
EOG Resources, Inc.	18,091	1,791,371
EQT Corp.	12,130	1,110,380
FMC Technologies, Inc.(a)	25,560	1,388,164
Helmerich & Payne, Inc.	7,972	780,220
Hess Corp.	13,565	1,279,451
Kinder Morgan, Inc.	39,240	1,504,462
Marathon Petroleum Corp.	15,450	1,308,151
Noble Corp. PLC	57,770	1,283,649
Oceaneering International, Inc.	22,350	1,456,549
ONEOK, Inc.	8,555	560,780
Schlumberger, Ltd.	11,705	1,190,281
Valero Energy Corp.	36,330	1,680,989

		23,933,193

	Shares	Value

Financials 10.11%
BB&T Corp.	22,400	$833,504
Berkshire Hathaway, Inc. - Class B(a)	5,600	773,584
Capital One Financial Corp.	14,930	1,218,587
Cincinnati Financial Corp.	29,650	1,395,032
Discover Financial Services	13,159	847,308
Essex Property Trust, Inc., REIT	4,100	732,875
The Goldman Sachs Group, Inc.	6,650	1,220,741
Host Hotels & Resorts, Inc., REIT	26,930	574,417
Jones Lang LaSalle, Inc.	4,830	610,222
The PNC Financial Services Group, Inc.	9,965	852,805
Reinsurance Group of America, Inc.	17,180	1,376,633
US Bancorp	18,576	777,034

		11,212,742

Health Care 7.12%
Allergan, Inc.	7,670	1,366,717
AmerisourceBergen Corp.	18,290	1,413,817
Becton, Dickinson and Co.	6,395	727,815
Edwards Lifesciences Corp.(a)	12,275	1,253,891
Eli Lilly & Co.	9,240	599,214
Sirona Dental Systems, Inc.(a)	16,040	1,229,947
UnitedHealth Group, Inc.	15,150	1,306,688

		7,898,089

Industrials 14.52%
AMETEK, Inc.	17,990	903,278
B/E Aerospace, Inc.(a)	21,014	1,763,915
The Boeing Co.	11,180	1,424,108
Caterpillar, Inc.	4,655	460,985
Cintas Corp.	15,211	1,073,745
Genesee & Wyoming, Inc. - Class A(a)	16,160	1,540,210
Honeywell International, Inc.	15,120	1,407,974
IHS, Inc. - Class A(a)	5,485	686,667
Northrop Grumman Corp.	4,940	650,894
Quanta Services, Inc.(a)	24,870	902,532
Roper Industries, Inc.	5,605	819,955
Sensata Technologies Holding NV(a)	17,885	796,419
Snap-on, Inc.	8,895	1,077,007
Stanley Black & Decker, Inc.	15,135	1,343,837
TransDigm Group, Inc.	6,775	1,248,836

		16,100,362

Information Technology 16.25%
Activision Blizzard, Inc.	34,232	711,683
Amphenol Corp. - Class A	13,039	1,302,075
Cadence Design Systems, Inc.(a)	56,395	970,558
eBay, Inc.(a)	32,900	1,863,127
EMC Corp.	27,530	805,528
Equinix, Inc.(a)	5,185	1,101,709
Global Payments, Inc.	21,545	1,505,565
IAC/InterActiveCorp	12,728	838,775
Intel Corp.	12,185	424,282
Marvell Technology Group, Ltd.	100,315	1,352,246
Microchip Technology, Inc.	18,499	873,708
Nuance Communications, Inc.(a)	36,820	567,580
NVIDIA Corp.	46,435	856,726

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Market Fund
September 30, 2014

	Shares	Value

Information Technology (continued)
QUALCOMM, Inc.	20,170	$1,508,111
VeriSign, Inc.(a)	28,070	1,547,218
Western Digital Corp.	6,089	592,581
Xilinx, Inc.	28,380	1,201,893

		18,023,365

Materials 2.95%
International Flavors & Fragrances, Inc.	7,115	682,186
Martin Marietta Materials, Inc.	11,260	1,451,864
Monsanto Co.	6,430	723,439
RPM International, Inc.	9,070	415,225

		3,272,714

TOTAL COMMON STOCKS (Cost $112,694,061)		111,295,712

Total Investments - 100.36% (Cost $112,694,061)		111,295,712

Liabilities in Excess of Other Assets - (0.36%)		(395,408)

NET ASSETS - 100.00%		$110,900,304

(a)	Non-Income Producing Security

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2014	21

Schedule of Investments
Transparent Value Dividend Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 99.78%
Consumer Discretionary 11.74%
Carter’s, Inc.	2,041	$158,218
Coach, Inc.	17,911	637,811
Comcast Corp. - Class A	5,258	282,775
Darden Restaurants, Inc.	17,301	890,310
DR Horton, Inc.	9,570	196,376
Foot Locker, Inc.	4,897	272,518
GNC Holdings, Inc. - Class A	7,479	289,736
The Home Depot, Inc.	4,150	380,721
Polaris Industries, Inc.	1,601	239,814
Scripps Networks Interactive, Inc. - Class A	2,297	179,373
Tractor Supply Co.	2,778	170,875
Tupperware Brands Corp.	9,089	627,505
Williams-Sonoma, Inc.	5,478	364,670
Wynn Resorts, Ltd.	2,620	490,150

		5,180,852

Consumer Staples 3.57%
CVS Health Corp.	3,125	248,719
The Estee Lauder Cos., Inc. - Class A	2,510	187,547
Hormel Foods Corp.	5,603	287,938
Nu Skin Enterprises, Inc. - Class A	14,089	634,428
Whole Foods Market, Inc.	5,700	217,227

		1,575,859

Energy 13.98%
Anadarko Petroleum Corp.	1,650	167,376
Chesapeake Energy Corp.	9,498	218,359
Devon Energy Corp.	3,327	226,835
Ensco PLC - Class A	23,812	983,674
Hess Corp.	1,834	172,983
HollyFrontier Corp.	9,838	429,724
Kinder Morgan, Inc.	20,467	784,705
Marathon Petroleum Corp.	4,524	383,047
National Oilwell Varco, Inc.	4,857	369,618
Oceaneering International, Inc.	4,277	278,732
Schlumberger, Ltd.	2,540	258,292
Transocean, Ltd.	36,350	1,162,109
Valero Energy Corp.	7,422	343,416
Western Refining, Inc.	9,264	388,995

		6,167,865

Financials 26.74%
Allied World Assurance Co. Holdings AG	11,844	436,333
Arthur J Gallagher & Co.	12,020	545,227
Assurant, Inc.	4,443	285,685
Brown & Brown, Inc.	6,720	216,048
Capital One Financial Corp.	3,210	262,000
Cincinnati Financial Corp.	13,662	642,797
East West Bancorp, Inc.	10,312	350,608
First Niagara Financial Group, Inc.	76,481	637,087
The Goldman Sachs Group, Inc.	1,213	222,670
Hospitality Properties Trust, REIT	41,510	1,114,543
Liberty Property Trust, REIT	26,710	888,375

	Shares	Value

Financials (continued)
LPL Financial Holdings, Inc.	7,366	$339,204
McGraw Hill Financial, Inc.	3,100	261,795
Moody’s Corp.	2,276	215,082
National Retail Properties, Inc., REIT	22,490	777,479
Old Republic International Corp.	58,933	841,563
Principal Financial Group, Inc.	8,280	434,452
Regions Financial Corp.	34,417	345,547
Reinsurance Group of America, Inc.	3,420	274,045
RenaissanceRe Holdings, Ltd.	2,015	201,480
Senior Housing Properties Trust, REIT	55,760	1,166,499
Simon Property Group, Inc., REIT	3,283	539,791
T Rowe Price Group, Inc.	4,874	382,122
The Travelers Cos., Inc.	4,473	420,194

		11,800,626

Health Care 1.92%
AmerisourceBergen Corp.	2,810	217,213
Amgen, Inc.	2,283	320,670
UnitedHealth Group, Inc.	3,585	309,206

		847,089

Industrials 8.56%
AGCO Corp.	3,490	158,656
Alaska Air Group, Inc.	3,900	169,806
AO Smith Corp.	4,490	212,287
The Boeing Co.	3,272	416,787
Deere & Co.	6,298	516,373
Honeywell International, Inc.	3,590	334,301
ITT Corp.	3,349	150,504
KAR Auction Services, Inc.	19,444	556,682
Lennox International, Inc.	3,214	247,060
Snap-on, Inc.	2,026	245,308
Stanley Black & Decker, Inc.	4,415	392,008
United Technologies Corp.	3,600	380,160

		3,779,932

Information Technology 4.07%
Amphenol Corp. - Class A	1,660	165,768
Intuit, Inc.	2,540	222,631
Marvell Technology Group, Ltd.	22,570	304,244
QUALCOMM, Inc.	5,304	396,580
SanDisk Corp.	2,210	216,469
Xilinx, Inc.	11,590	490,836

		1,796,528

Materials 1.39%
Martin Marietta Materials, Inc.	1,710	220,487
Packaging Corp. of America	6,163	393,323

		613,810

Telecommunication Services 1.84%
Verizon Communications, Inc.	16,287	814,187

Utilities 25.97%
AGL Resources, Inc.	12,741	654,123
Alliant Energy Corp.	11,106	615,383

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Dividend Fund
September 30, 2014

	Shares	Value

Utilities (continued)
CenterPoint Energy, Inc.	28,480	$696,905
Cleco Corp.	9,380	451,647
DTE Energy Co.	8,456	643,332
Duke Energy Corp.	10,820	809,011
Great Plains Energy, Inc.	26,212	633,544
Integrys Energy Group, Inc.	11,068	717,428
ITC Holdings Corp.	8,560	304,993
MDU Resources Group, Inc.	13,510	375,713
NiSource, Inc.	11,940	489,301
Northeast Utilities	13,899	615,726
NRG Energy, Inc.	10,770	328,270
PPL Corp.	24,058	790,065
SCANA Corp.	14,890	738,693
UGI Corp.	18,797	640,790
Westar Energy, Inc.	19,605	668,923
Wisconsin Energy Corp.	14,367	617,781
Xcel Energy, Inc.	21,970	667,888

		11,459,516

TOTAL COMMON STOCKS (Cost $44,854,734)		44,036,264

Total Investments - 99.78%
(Cost $44,854,734)		44,036,264

Other Assets in Excess of Liabilities - 0.22%		96,442

NET ASSETS - 100.00%		$44,132,706

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a

        corporation that is limited by shares, i.e., owned by

        shareholders

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2014	23

Schedule of Investments
Transparent Value Large-Cap Core Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 98.86%
Consumer Discretionary 23.16%
Autoliv, Inc.	1,445	$132,824
AutoNation, Inc.(a)	3,396	170,853
Coach, Inc.	4,640	165,230
Comcast Corp. - Class A	2,450	131,761
Darden Restaurants, Inc.	3,743	192,615
DR Horton, Inc.	8,700	178,524
Foot Locker, Inc.	2,697	150,088
Groupon, Inc.(a)	23,430	156,512
The Home Depot, Inc.	1,610	147,701
Lennar Corp. - Class A	5,630	218,613
lululemon athletica, Inc.(a)	4,156	174,594
Mattel, Inc.	4,100	125,665
MGM Resorts International(a)	6,686	152,307
Michael Kors Holdings, Ltd.(a)	2,891	206,389
O’Reilly Automotive, Inc.(a)	780	117,281
Polaris Industries, Inc.	991	148,442
The Priceline Group, Inc.(a)	160	185,373
PulteGroup, Inc.	7,810	137,925
Toll Brothers, Inc.(a)	6,415	199,891
TRW Automotive Holdings Corp.(a)	1,871	189,439
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,985	234,567
Williams-Sonoma, Inc.	3,100	206,367
Wynn Resorts, Ltd.	850	159,018

		3,881,979

Consumer Staples 2.64%
Bunge, Ltd.	1,650	138,979
The Estee Lauder Cos., Inc. - Class A	2,230	166,626
Whole Foods Market, Inc.	3,610	137,577

		443,182

Energy 13.35%
Cabot Oil & Gas Corp.	4,400	143,836
Ensco PLC - Class A	4,279	176,765
EOG Resources, Inc.	2,148	212,695
FMC Technologies, Inc.(a)	2,892	157,065
HollyFrontier Corp.	3,328	145,367
Marathon Petroleum Corp.	2,110	178,654
National Oilwell Varco, Inc.	1,625	123,662
Noble Corp. PLC	7,890	175,316
Oasis Petroleum, Inc.(a)	4,244	177,442
Oceaneering International, Inc.	2,655	173,026
Schlumberger, Ltd.	1,390	141,349
Transocean, Ltd.	6,225	199,013
Valero Energy Corp.	5,056	233,941

		2,238,131

Financials 20.10%
Aflac, Inc.	2,503	145,800
Arch Capital Group, Ltd.(a)	3,111	170,234
Arthur J Gallagher & Co.	3,127	141,841
Brown & Brown, Inc.	4,646	149,369
Capital One Financial Corp.	2,030	165,688
Cincinnati Financial Corp.	3,835	180,437

	Shares	Value

Financials (continued)
The Goldman Sachs Group, Inc.	905	$166,131
Health Care REIT, Inc.	2,250	140,332
Liberty Property Trust, REIT	4,400	146,344
LPL Financial Holdings, Inc.	3,275	150,814
National Retail Properties, Inc., REIT	4,380	151,417
Principal Financial Group, Inc.	2,805	147,178
The Progressive Corp.	5,530	139,798
Regions Financial Corp.	17,885	179,565
Reinsurance Group of America, Inc.	2,240	179,491
RenaissanceRe Holdings, Ltd.	1,400	139,986
Senior Housing Properties Trust, REIT	7,200	150,624
Simon Property Group, Inc., REIT	930	152,911
T Rowe Price Group, Inc.	2,110	165,424
The Travelers Cos., Inc.	1,482	139,219
Weyerhaeuser Co., REIT	4,210	134,131
WP Carey, Inc., REIT	2,080	132,642

		3,369,376

Health Care 5.70%
Allergan, Inc.	910	162,153
Edwards Lifesciences Corp.(a)	1,460	149,139
Gilead Sciences, Inc.(a)	1,654	176,068
Patterson Cos., Inc.	3,640	150,805
Pharmacyclics, Inc.(a)	1,165	136,806
Regeneron Pharmaceuticals, Inc.(a)	502	180,981

		955,952

Industrials 8.18%
AGCO Corp.	3,590	163,202
B/E Aerospace, Inc.(a)	2,494	209,346
The Boeing Co.	1,330	169,415
Colfax Corp.(a)	2,410	137,298
Deere & Co.	1,960	160,700
Genesee & Wyoming, Inc. - Class A(a)	1,918	182,805
Honeywell International, Inc.	2,060	191,827
United Technologies Corp.	1,480	156,288

		1,370,881

Information Technology 9.37%
Alliance Data Systems Corp.(a)	658	163,362
Cognizant Technology Solutions Corp. - Class A(a)	4,665	208,852
FleetCor Technologies, Inc.(a)	1,059	150,505
Google, Inc. - Class C(a)	340	196,302
Intuit, Inc.	1,670	146,375
Marvell Technology Group, Ltd.	13,695	184,609
Micron Technology, Inc.(a)	4,600	157,596
QUALCOMM, Inc.	2,396	179,149
VeriSign, Inc.(a)	3,340	184,101

		1,570,851

Materials 0.84%
Packaging Corp. of America	2,200	140,404

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Core Fund
September 30, 2014

	Shares	Value

Telecommunication Services 1.32%
Verizon Communications, Inc.	4,422	$221,056

Utilities 14.20%
AGL Resources, Inc.	3,234	166,034
CenterPoint Energy, Inc.	6,540	160,034
Consolidated Edison, Inc.	2,740	155,248
DTE Energy Co.	2,826	215,002
Duke Energy Corp.	2,140	160,008
Integrys Energy Group, Inc.	3,322	215,332
ITC Holdings Corp.	4,370	155,703
Northeast Utilities	3,829	169,625
NRG Energy, Inc.	5,305	161,696
SCANA Corp.	3,520	174,627
The Southern Co.	3,510	153,211
UGI Corp.	4,700	160,223
Westar Energy, Inc.	4,714	160,842
Wisconsin Energy Corp.	4,025	173,075

		2,380,660

TOTAL COMMON STOCKS (Cost $16,523,060)		16,572,472

EXCHANGE TRADED FUNDS 0.75%
SPDR® S&P 500® ETF Trust	642	126,487

TOTAL EXCHANGE TRADED FUNDS (Cost $127,619)		126,487

Total Investments - 99.61% (Cost $16,650,679)		16,698,959

Other Assets in Excess of Liabilities - 0.39%		64,785

NET ASSETS - 100.00%		$16,763,744

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2014	25

Schedule of Investments
Transparent Value Large-Cap Growth Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 98.92%
Consumer Discretionary 26.80%
AutoNation, Inc.(a)	2,082	$104,745
Bed Bath & Beyond, Inc.(a)	821	54,046
Comcast Corp. - Class A	1,462	78,626
Dick’s Sporting Goods, Inc.	1,584	69,506
Dollar Tree, Inc.(a)	1,251	70,144
DR Horton, Inc.	5,344	109,659
Fossil Group, Inc.(a)	813	76,341
Groupon, Inc.(a)	15,375	102,705
Harman International Industries, Inc.	550	53,922
The Home Depot, Inc.	990	90,823
Lennar Corp. - Class A	3,460	134,352
lululemon athletica, Inc.(a)	2,525	106,075
Michael Kors Holdings, Ltd.(a)	1,769	126,289
O’Reilly Automotive, Inc.(a)	535	80,443
PetSmart, Inc.	1,075	75,347
Polaris Industries, Inc.	668	100,060
The Priceline Group, Inc.(a)	95	110,065
Ross Stores, Inc.	885	66,888
Signet Jewelers, Ltd.	510	58,094
The TJX Cos., Inc.	1,115	65,974
Toll Brothers, Inc.(a)	3,935	122,615
Tractor Supply Co.	1,303	80,147
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,215	143,576
Williams-Sonoma, Inc.	1,900	126,483
Wynn Resorts, Ltd.	520	97,282

		2,304,207

Consumer Staples 4.89%
CVS Health Corp.	955	76,008
The Estee Lauder Cos., Inc. - Class A	1,370	102,366
The Hershey Co.	843	80,448
Keurig Green Mountain, Inc.	590	76,777
Whole Foods Market, Inc.	2,220	84,604

		420,203

Energy 10.06%
Cabot Oil & Gas Corp.	2,700	88,263
EOG Resources, Inc.	1,315	130,211
FMC Technologies, Inc.(a)	1,896	102,972
HollyFrontier Corp.	2,165	94,567
National Oilwell Varco, Inc.	1,055	80,286
Oasis Petroleum, Inc.(a)	2,610	109,124
Oceaneering International, Inc.	1,626	105,966
Range Resources Corp.	990	67,132
Schlumberger, Ltd.	849	86,335

		864,856

Financials 13.10%
Affiliated Managers Group, Inc.(a)	385	77,139
Arch Capital Group, Ltd.(a)	1,910	104,515
Everest Re Group, Ltd.	445	72,094
Extra Space Storage, Inc., REIT	1,300	67,041
LPL Financial Holdings, Inc.	2,005	92,330
McGraw Hill Financial, Inc.	970	81,917
Moody’s Corp.	821	77,584

	Shares	Value

Financials (continued)
Morgan Stanley	1,680	$58,078
MSCI, Inc.	1,430	67,239
PartnerRe, Ltd.	665	73,077
Realogy Holdings Corp.(a)	1,760	65,472
RenaissanceRe Holdings, Ltd.	940	93,991
Simon Property Group, Inc., REIT	570	93,719
T Rowe Price Group, Inc.	1,295	101,528

		1,125,724

Health Care 7.96%
Allergan, Inc.	560	99,786
Cigna Corp.	690	62,576
Covance, Inc.(a)	670	52,729
DaVita HealthCare Partners, Inc.(a)	860	62,900
Edwards Lifesciences Corp.(a)	890	90,914
Gilead Sciences, Inc.(a)	1,069	113,795
Pharmacyclics, Inc.(a)	775	91,008
Regeneron Pharmaceuticals, Inc.(a)	307	110,680

		684,388

Industrials 16.54%
AMETEK, Inc.	1,310	65,775
B/E Aerospace, Inc.(a)	1,532	128,596
The Boeing Co.	810	103,178
Chicago Bridge & Iron Co. NV	1,230	71,156
Colfax Corp.(a)	1,475	84,031
Deere & Co.	1,202	98,552
Delta Air Lines, Inc.	1,789	64,672
Fortune Brands Home & Security, Inc.	1,720	70,709
Genesee & Wyoming, Inc. - Class A(a)	1,179	112,371
Quanta Services, Inc.(a)	1,812	65,757
Roper Industries, Inc.	410	59,979
Sensata Technologies Holding NV(a)	1,300	57,889
Snap-on, Inc.	650	78,702
Southwest Airlines Co.	1,965	66,358
United Continental Holdings, Inc.(a)	1,332	62,324
United Rentals, Inc.(a)	581	64,549
Verisk Analytics, Inc. - Class A(a)	818	49,808
WABCO Holdings, Inc.(a)	600	54,570
Wabtec Corp.	775	62,806

		1,421,782

Information Technology 14.55%
Alliance Data Systems Corp.(a)	393	97,570
Apple, Inc.	734	73,950
Cognizant Technology Solutions Corp. - Class A(a)	2,865	128,266
FleetCor Technologies, Inc.(a)	697	99,058
Gartner, Inc.(a)	826	60,686
Google, Inc. - Class C(a)	205	118,359
IAC/InterActiveCorp	928	61,155
Intuit, Inc.	1,020	89,403
Jack Henry & Associates, Inc.	1,180	65,679
Mastercard, Inc. - Class A	750	55,440
Micron Technology, Inc.(a)	2,880	98,669
QUALCOMM, Inc.	1,471	109,987

26	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Growth Fund
September 30, 2014

	Shares	Value

Information Technology (continued)
VeriSign, Inc.(a)	2,050	$112,996
Visa, Inc. - Class A	375	80,014

		1,251,232

Materials 3.05%
FMC Corp.	1,160	66,340
Monsanto Co.	465	52,317
Packaging Corp. of America	1,350	86,157
Rock-Tenn Co. - Class A	1,210	57,572

		262,386

Utilities 1.97%
Calpine Corp.(a)	3,405	73,888
ITC Holdings Corp.	2,685	95,667

		169,555

TOTAL COMMON STOCKS (Cost $8,201,405)		8,504,333

EXCHANGE TRADED FUNDS 0.88%
iShares® S&P 500® Growth ETF	706	75,415

TOTAL EXCHANGE TRADED FUNDS (Cost $74,627)		75,415

Total Investments - 99.80% (Cost $8,276,032)		8,579,748

Other Assets in Excess of Liabilities - 0.20%		17,147

NET ASSETS - 100.00%		$8,596,895

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

Annual Report | September 30, 2014	27

Schedule of Investments
Transparent Value Large-Cap Value Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 98.70%
Consumer Discretionary 13.49%
Autoliv, Inc.	469	$43,110
Coach, Inc.	1,510	53,771
Darden Restaurants, Inc.	1,226	63,090
Dillard’s, Inc. - Class A	337	36,726
Foot Locker, Inc.	906	50,419
Ford Motor Co.	2,558	37,833
GameStop Corp. - Class A	790	32,548
Garmin, Ltd.	650	33,793
Harley-Davidson, Inc.	665	38,703
Mattel, Inc.	1,340	41,071
MGM Resorts International(a)	2,215	50,458
PulteGroup, Inc.	2,550	45,033
Staples, Inc.	2,646	32,017
TRW Automotive Holdings Corp.(a)	638	64,598

		623,170

Consumer Staples 0.97%
Bunge, Ltd.	534	44,979

Energy 9.20%
Apache Corp.	399	37,454
Ensco PLC - Class A	1,400	57,834
Helmerich & Payne, Inc.	350	34,255
Marathon Petroleum Corp.	690	58,422
Noble Corp. PLC	2,580	57,328
Occidental Petroleum Corp.	400	38,460
Transocean, Ltd.	2,030	64,900
Valero Energy Corp.	1,649	76,299

		424,952

Financials 39.18%
Aflac, Inc.	812	47,299
The Allstate Corp.	635	38,970
American International Group, Inc.	706	38,138
Arthur J Gallagher & Co.	1,081	49,034
Axis Capital Holdings, Ltd.	861	40,751
Bank of America Corp.	2,231	38,039
Brown & Brown, Inc.	1,578	50,733
Camden Property Trust, REIT	560	38,377
Capital One Financial Corp.	659	53,788
The Chubb Corp.	410	37,343
Cincinnati Financial Corp.	1,323	62,247
Corrections Corp. of America, REIT	1,060	36,422
Discover Financial Services	580	37,346
Duke Realty Corp., REIT	1,890	32,470
Equity Residential, REIT	552	33,992
FNF Group	1,518	42,109
General Growth Properties, Inc., REIT	1,410	33,205
The Goldman Sachs Group, Inc.	291	53,419
The Hartford Financial Services Group, Inc.	1,205	44,886
Health Care REIT, Inc.	729	45,468
Invesco, Ltd.	900	35,532
KeyCorp	2,400	31,992
Kilroy Realty Corp., REIT	600	35,664

	Shares	Value

Financials (continued)
Liberty Property Trust, REIT	1,440	$47,894
Loews Corp.	829	34,536
The Macerich Co., REIT	550	35,106
MetLife, Inc.	689	37,013
National Retail Properties, Inc., REIT	1,430	49,435
The PNC Financial Services Group, Inc.	441	37,741
Principal Financial Group, Inc.	949	49,794
The Progressive Corp.	1,864	47,122
Prudential Financial, Inc.	350	30,779
Rayonier, Inc., REIT	1,230	38,302
Realty Income Corp., REIT	890	36,303
Regions Financial Corp.	5,845	58,684
Reinsurance Group of America, Inc.	766	61,380
Senior Housing Properties Trust, REIT	2,354	49,246
The Travelers Cos., Inc.	515	48,379
US Bancorp	838	35,054
Weyerhaeuser Co., REIT	1,379	43,935
Willis Group Holdings PLC	780	32,292
WP Carey, Inc., REIT	675	43,045
XL Group PLC	1,089	36,122

		1,809,386

Health Care 1.83%
Patterson Cos., Inc.	1,190	49,302
Zimmer Holdings, Inc.	350	35,192

		84,494

Industrials 7.06%
AGCO Corp.	1,170	53,188
Cintas Corp.	677	47,790
Emerson Electric Co.	598	37,423
Honeywell International, Inc.	670	62,390
Joy Global, Inc.	640	34,906
Republic Services, Inc.	1,010	39,410
United Technologies Corp.	480	50,688

		325,795

Information Technology 4.59%
Arrow Electronics, Inc.(a)	625	34,594
Cadence Design Systems, Inc.(a)	2,518	43,335
Marvell Technology Group, Ltd.	4,471	60,269
Microchip Technology, Inc.	824	38,917
Total System Services, Inc.	1,128	34,923

		212,038

Materials 0.79%
International Paper Co.	760	36,282

Telecommunication Services 2.23%
AT&T, Inc.	874	30,800
Verizon Communications, Inc.	1,444	72,185

		102,985

Utilities 19.36%
AGL Resources, Inc.	1,053	54,061
American Electric Power Co., Inc.	825	43,073

28	www.transparentvalue.com

Schedule of Investments
Transparent Value Large-Cap Value Fund
September 30, 2014

	Shares	Value

Utilities (continued)
CenterPoint Energy, Inc.	2,135	$52,244
Consolidated Edison, Inc.	890	50,427
DTE Energy Co.	922	70,146
Duke Energy Corp.	695	51,965
Entergy Corp.	530	40,985
FirstEnergy Corp.	1,010	33,906
Integrys Energy Group, Inc.	1,181	76,552
Northeast Utilities	1,248	55,286
NRG Energy, Inc.	1,730	52,730
Pinnacle West Capital Corp.	627	34,259
SCANA Corp.	1,145	56,804
The Southern Co.	1,141	49,805
UGI Corp.	1,634	55,703
Westar Energy, Inc.	1,634	55,752
Wisconsin Energy Corp.	1,409	60,587

		894,285

TOTAL COMMON STOCKS (Cost $4,428,707)		4,558,366

EXCHANGE TRADED FUNDS 0.78%
iShares® S&P 500® Value ETF	400	36,028

TOTAL EXCHANGE TRADED FUNDS (Cost $36,498)		36,028

Total Investments - 99.48%
(Cost $4,465,205)		4,594,394

Other Assets in Excess of Liabilities - 0.52%		24,182

NET ASSETS - 100.00%		$4,618,576

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

Annual Report | September 30, 2014	29

Schedule of Investments
Transparent Value Directional Allocation Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 99.33%
Consumer Discretionary 24.43%
AMC Networks, Inc. - Class A(a)	393,900	$23,011,638
Autoliv, Inc.	374,668	34,439,483
AutoNation, Inc.(a)	477,870	24,041,640
AutoZone, Inc.(a)	36,860	18,786,068
DIRECTV(a)	246,611	21,336,784
DR Horton, Inc.	1,195,548	24,532,645
Expedia, Inc.	343,714	30,116,221
Foot Locker, Inc.	731,536	40,709,978
Lear Corp.	208,561	18,021,756
Lennar Corp. - Class A	1,659,271	64,429,493
MGM Resorts International(a)	882,033	20,092,712
Michael Kors Holdings, Ltd.(a)	873,827	62,382,509
O’Reilly Automotive, Inc.(a)	136,845	20,576,014
The Priceline Group, Inc.(a)	23,785	27,556,825
Signet Jewelers, Ltd.	129,145	14,710,907
Toll Brothers, Inc.(a)	1,864,723	58,104,769
TRW Automotive Holdings Corp.(a)	511,342	51,773,377
Williams-Sonoma, Inc.	479,800	31,940,286

		586,563,105

Consumer Staples 2.70%
CVS Health Corp.	245,927	19,573,330
Herbalife, Ltd.	624,000	27,300,000
Keurig Green Mountain, Inc.	137,819	17,934,386

		64,807,716

Energy 22.47%
Cameron International Corp.(a)	478,050	31,732,959
Chesapeake Energy Corp.	1,238,845	28,481,047
Devon Energy Corp.	283,880	19,354,938
Ensco PLC - Class A	580,800	23,992,848
EOG Resources, Inc.	636,855	63,061,382
EQT Corp.	223,490	20,458,275
FMC Technologies, Inc.(a)	474,015	25,743,755
Helmerich & Payne, Inc.	147,036	14,390,413
Hess Corp.	252,520	23,817,686
Kinder Morgan, Inc.	721,300	27,654,642
Noble Corp. PLC	1,089,500	24,208,690
Oasis Petroleum, Inc.(a)	584,009	24,417,416
Oceaneering International, Inc.	797,800	51,992,626
Pioneer Natural Resources Co.	123,960	24,416,401
Schlumberger, Ltd.	221,155	22,489,252
SM Energy Co.	315,800	24,632,400
Valero Energy Corp.	1,302,900	60,285,183
Whiting Petroleum Corp.(a)	364,220	28,245,261

		539,375,174

Financials 5.88%
BB&T Corp.	413,895	15,401,033
Capital One Financial Corp.	274,705	22,421,422
LPL Financial Holdings, Inc.	463,495	21,343,945
McGraw Hill Financial, Inc.	215,310	18,182,929
Moody’s Corp.	190,930	18,042,885
Regions Financial Corp.	2,203,670	22,124,847

	Shares	Value

Financials (continued)
T Rowe Price Group, Inc.	301,900	$23,668,960

		141,186,021

Health Care 6.91%
Actavis PLC(a)	78,156	18,857,480
Amgen, Inc.	175,200	24,608,592
Edwards Lifesciences Corp.(a)	224,695	22,952,594
Gilead Sciences, Inc.(a)	255,611	27,209,791
Salix Pharmaceuticals, Ltd.(a)	167,100	26,107,704
Sirona Dental Systems, Inc.(a)	294,600	22,589,928
UnitedHealth Group, Inc.	273,155	23,559,619

		165,885,708

Industrials 14.70%
B/E Aerospace, Inc.(a)	744,101	62,459,838
The Boeing Co.	189,000	24,074,820
Cintas Corp.	295,493	20,858,851
Colfax Corp.(a)	351,145	20,004,731
Genesee & Wyoming, Inc. - Class A(a)	578,800	55,165,428
Honeywell International, Inc.	255,300	23,773,536
Quanta Services, Inc.(a)	455,949	16,546,389
Snap-on, Inc.	316,270	38,293,972
Southwest Airlines Co.	466,270	15,745,938
Stanley Black & Decker, Inc.	280,745	24,927,348
TransDigm Group, Inc.	125,070	23,054,153
Trinity Industries, Inc.	599,000	27,985,280

		352,890,284

Information Technology 18.70%
Alliance Data Systems Corp.(a)	95,060	23,600,546
Amphenol Corp. - Class A	240,763	24,042,593
Cadence Design Systems, Inc.(a)	1,042,375	17,939,274
Cognizant Technology Solutions Corp. - Class A(a)	671,200	30,049,624
eBay, Inc.(a)	610,200	34,555,626
EMC Corp.	512,405	14,992,970
Equinix, Inc.(a)	96,370	20,476,698
Global Payments, Inc.	399,112	27,889,947
IAC/InterActiveCorp	450,683	29,700,010
LinkedIn Corp. - Class A(a)	129,600	26,929,584
Marvell Technology Group, Ltd.	3,560,755	47,998,977
Micron Technology, Inc.(a)	652,975	22,370,924
QUALCOMM, Inc.	373,485	27,925,473
Red Hat, Inc.(a)	447,000	25,099,050
Trimble Navigation, Ltd.(a)	590,140	17,999,270
Vantiv, Inc. - Class A(a)	934,800	28,885,320
VeriSign, Inc.(a)	518,300	28,568,696

		449,024,582

Materials 3.54%
Martin Marietta Materials, Inc.	396,206	51,086,802
Monsanto Co.	120,275	13,532,140

30	www.transparentvalue.com

Schedule of Investments
Transparent Value Directional Allocation Fund
September 30, 2014

	Shares	Value

Materials (continued)
Packaging Corp. of America	317,038	$20,233,365

		84,852,307

TOTAL COMMON STOCKS (Cost $2,441,458,872)		2,384,584,897

EXCHANGE TRADED FUNDS 0.46%
SPDR® S&P 500® ETF Trust	55,674	10,968,891

TOTAL EXCHANGE TRADED FUNDS (Cost $11,021,068) 10,968,891

Total Investments - 99.79% (Cost $2,452,479,940)		2,395,553,788

Other Assets in Excess of Liabilities - 0.21%		5,072,994

NET ASSETS - 100.00%		$2,400,626,782

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | September 30, 2014	31

Schedule of Investments
Transparent Value Small-Cap Fund
September 30, 2014

	Shares	Value

COMMON STOCKS 94.71%
Consumer Discretionary 24.18%
Abercrombie & Fitch Co. - Class A	420	$15,263
American Axle & Manufacturing Holdings, Inc.(a)	1,224	20,526
Bally Technologies, Inc.(a)	300	24,210
Bloomin’ Brands, Inc.(a)	1,055	19,349
The Buckle, Inc.	351	15,932
DSW, Inc., Class A	640	19,270
Francesca’s Holdings Corp.(a)	1,790	24,935
GNC Holdings, Inc. - Class A	582	22,547
HSN, Inc.	281	17,245
Iconix Brand Group, Inc.(a)	590	21,794
K12, Inc.(a)	2,065	32,957
Krispy Kreme Doughnuts, Inc.(a)	1,080	18,533
Outerwall, Inc.(a)	328	18,401
Panera Bread Co. - Class A(a)	150	24,408
Papa John’s International, Inc.	825	32,992
Pier 1 Imports, Inc.	1,527	18,156
Six Flags Entertainment Corp.	457	15,716
Smith & Wesson Holding Corp.(a)	2,956	27,905
Starz - Class A(a)	547	18,095
Steven Madden, Ltd.(a)	692	22,303
Sturm Ruger & Co., Inc	510	24,832
Tenneco, Inc.(a)	245	12,816
Tupperware Brands Corp.	410	28,306
Visteon Corp.(a)	200	19,450
Wolverine World Wide, Inc.	604	15,136
Zumiez, Inc.(a)	640	17,984

		549,061

Consumer Staples 1.24%
Sanderson Farms, Inc.	320	28,144

Energy 0.85%
Oil States International, Inc.(a)	310	19,189

Financials 31.71%
Allied World Assurance Co. Holdings AG	805	29,656
American Equity Investment Life Holding Co.	1,204	27,548
Aspen Insurance Holdings, Ltd.	565	24,165
Associated Banc-Corp.	899	15,661
Assurant, Inc.	448	28,806
BancorpSouth, Inc.	940	18,932
Boston Private Financial Holdings, Inc.	1,260	15,611
Brookline Bancorp, Inc.	1,955	16,715
Cash America International, Inc.	500	21,900
CBL & Associates Properties, Inc., REIT	920	16,468
Corporate Office Properties Trust, REIT	590	15,175
DuPont Fabros Technology, Inc., REIT	670	18,117
Endurance Specialty Holdings, Ltd.	275	15,175
Equity Commonwealth, REIT	640	16,454
EverBank Financial Corp.	934	16,495
Evercore Partners, Inc. - Class A	410	19,270
First Horizon National Corp.	1,100	13,508
First Niagara Financial Group, Inc.	3,133	26,098

	Shares	Value

Financials (continued)
FNB Corp.	1,715	$20,563
Glacier Bancorp, Inc.	680	17,585
Hospitality Properties Trust, REIT	940	25,239
Inland Real Estate Corp., REIT	1,920	19,027
Maiden Holdings, Ltd.	2,130	23,600
National Penn Bancshares, Inc.	1,660	16,119
Northwest Bancshares, Inc.	1,800	21,780
OFG Bancorp	1,643	24,612
Old National Bancorp	1,366	17,717
Old Republic International Corp.	1,601	22,862
Post Properties, Inc., REIT	380	19,509
Susquehanna Bancshares, Inc.	2,293	22,930
TCF Financial Corp.	1,170	18,170
TrustCo Bank Corp. NY	3,162	20,363
Trustmark Corp.	650	14,973
Walter Investment Management Corp.(a)	920	20,194
Webster Financial Corp.	530	15,444
Wintrust Financial Corp.	527	23,541

		719,982

Health Care 4.02%
MedAssets, Inc.(a)	831	17,218
Myriad Genetics, Inc.(a)	985	37,992
PAREXEL International Corp.(a)	570	35,961

		91,171

Industrials 9.61%
Alaska Air Group, Inc.	768	33,439
Deluxe Corp.	485	26,753
Federal Signal Corp.	955	12,644
Generac Holdings, Inc.(a)	333	13,500
Graco, Inc.	240	17,515
ITT Corp.	626	28,132
KAR Auction Services, Inc.	965	27,628
Landstar System, Inc.	220	15,882
Lennox International, Inc.	297	22,830
Wabash National Corp.(a)	1,490	19,847

		218,170

Information Technology 20.59%
ARRIS Group, Inc.(a)	540	15,312
Aruba Networks, Inc.(a)	1,005	21,688
Aspen Technology, Inc.(a)	939	35,419
Broadridge Financial Solutions, Inc.	518	21,564
CDW Corp.	705	21,890
Cirrus Logic, Inc.(a)	854	17,806
Conversant, Inc.(a)	786	26,920
Electronics For Imaging, Inc.(a)	724	31,979
Genpact, Ltd.(a)	1,580	25,786
Global Cash Access Holdings, Inc.(a)	2,550	17,213
iGATE Corp.(a)	470	17,258
Leidos Holdings, Inc.	570	19,568
Lexmark International, Inc. - Class A	425	18,063
NeuStar, Inc. - Class A(a)	1,295	32,155
NIC, Inc.	1,678	28,895
OmniVision Technologies, Inc.(a)	1,063	28,127

32	www.transparentvalue.com

Schedule of Investments
Transparent Value Small-Cap Fund
September 30, 2014

	Shares	Value

Information Technology (continued)
RealD, Inc.(a)	1,660	$15,554
Rovi Corp.(a)	1,145	22,608
Take-Two Interactive Software, Inc.(a)	700	16,149
TiVo, Inc.(a)	2,613	33,433

		467,387

Materials 1.43%
FutureFuel Corp.	1,395	16,587
The Scotts Miracle-Gro Co. - Class A	290	15,950

		32,537

Telecommunication Services 1.08% NTELOS Holdings Corp.	2,309	24,568

TOTAL COMMON STOCKS (Cost $2,282,828)		2,150,209

EXCHANGE TRADED FUNDS 1.94%
iShares® Russell 2000® ETF	403	44,068

TOTAL EXCHANGE TRADED FUNDS (Cost $47,222)		44,068

Total Investments - 96.65% (Cost $2,330,050)		2,194,277

Other Assets in Excess of Liabilities - 3.35%		76,087

NET ASSETS - 100.00%		$2,270,364

(a)	Non-Income Producing Security

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a

         corporation that is limited by shares, i.e., owned by

         shareholders

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Annual Report | September 30, 2014	33

Statements of Assets and Liabilities
September 30, 2014

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund

ASSETS:
Investment securities, at cost	$33,963,524	$66,203,877	$112,694,061

Investment securities, at value	$33,846,663	$66,267,889	$111,295,712
Cash	70,937	–	58,021
Dividends receivable	19,211	102,546	43,529
Receivable for capital shares sold	50,279	62,885	55,376
Other assets	20,032	20,504	21,699

Total Assets	34,007,122	66,453,824	111,474,337

LIABILITIES:
Payable to custodian	–	30,026	–
Payable for capital shares redeemed	14,637	55,570	405,667
Accrued expenses:
Payable for investment adviser fees	32,470	53,377	82,797
Payable for administration fees	4,994	6,522	9,257
Payable for distribution and services fees	7,290	22,092	28,174
Payable for trustees’ fees	3,894	3,894	3,894
Payable for Chief Compliance Officer fees	1,115	1,114	1,115
Accrued expenses and other payables	33,201	36,345	43,129

Total Liabilities	97,601	208,940	574,033

Net Assets	$33,909,521	$66,244,884	$110,900,304

NET ASSETS CONSIST OF:
Paid-in capital	$19,776,798	$55,212,885	$91,698,511
Accumulated net investment income	–	230,008	–
Accumulated net realized gain on investments	14,249,584	10,737,979	20,600,142
Net unrealized appreciation (depreciation) on investments	(116,861)	64,012	(1,398,349)

Net Assets	$33,909,521	$66,244,884	$110,900,304

PRICING OF CLASS A SHARES:
Net assets	$1,993,417	$9,645,582	$14,724,476
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	156,550	759,283	1,139,352

Net assets value, offering and redemption price per share	$12.73	$12.70	$12.92

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$13.51	$13.47	$13.71

PRICING OF CLASS C SHARES:
Net assets	$1,472,771	$14,201,938	$15,654,804
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	117,253	1,123,442	1,221,769

Net assets value, offering and redemption price per share	$12.56	$12.64	$12.81

PRICING OF CLASS F-1 SHARES:
Net assets	$24,417,886	$22,666,214	$26,877,215
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,900,348	1,761,670	2,048,591

Net assets value, offering and redemption price per share	$12.85	$12.87	$13.12

PRICING OF CLASS I SHARES:
Net assets	$6,025,447	$19,731,150	$53,643,809
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	464,964	1,522,535	4,051,446

Net assets value, offering and redemption price per share	$12.96	$12.96	$13.24

See Notes to Financial Statements.
34	www.transparentvalue.com

Statements of Assets and Liabilities
September 30, 2014

	Transparent Value Dividend Fund	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund

ASSETS:
Investment securities, at cost	$44,854,734	$16,650,679	$8,276,032

Investment securities, at value	$44,036,264	$16,698,959	$8,579,748
Cash	–	63,444	22,247
Dividends receivable	80,013	19,308	2,157
Receivable for securities sold	79,479	–	10,636
Receivable for capital shares sold	30,325	75,000	1,798
Receivable due from Adviser	–	–	5,354
Other assets	15,808	14,385	13,916

Total Assets	44,241,889	16,871,096	8,635,856

LIABILITIES:
Payable to custodian	5,755	–	–
Payable for capital shares redeemed	16,219	1,676	–
Payable for securities purchased	–	59,283	–
Accrued expenses:
Payable for investment adviser fees	26,552	4,257	–
Payable for administration fees	4,314	2,064	1,584
Payable for distribution and services fees	13,689	2,333	1,226
Payable for trustees’ fees	3,893	3,894	3,894
Payable for Chief Compliance Officer fees	1,114	1,115	1,114
Accrued expenses and other payables	37,647	32,730	31,143

Total Liabilities	109,183	107,352	38,961

Net Assets	$44,132,706	$16,763,744	$8,596,895

NET ASSETS CONSIST OF:
Paid-in capital	$39,688,840	$13,544,214	$7,008,816
Accumulated net investment income	32,894	13,373	–
Accumulated net realized gain on investments	5,229,442	3,157,877	1,284,363
Net unrealized appreciation (depreciation) on investments	(818,470)	48,280	303,716

Net Assets	$44,132,706	$16,763,744	$8,596,895

PRICING OF CLASS A SHARES:
Net assets	$9,684,216	$2,182,021	$716,451
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	791,698	172,923	50,702

Net assets value, offering and redemption price per share	$12.23	$12.62	$14.13

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$12.98	$13.39	$14.99

PRICING OF CLASS C SHARES:
Net assets	$8,792,083	$1,397,942	$883,207
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	721,654	111,960	63,905

Net assets value, offering and redemption price per share	$12.18	$12.49	$13.82

PRICING OF CLASS F-1 SHARES:
Net assets	$3,309,615	$1,020,227	$40,437
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	268,921	80,421	2,844

Net assets value, offering and redemption price per share	$12.31	$12.69	$14.22

PRICING OF CLASS I SHARES:
Net assets	$22,346,792	$12,163,554	$6,956,800
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	1,847,729	960,497	485,138

Net assets value, offering and redemption price per share	$12.09	$12.66	$14.34

See Notes to Financial Statements.
Annual Report | September 30, 2014	35

Statements of Assets and Liabilities
September 30, 2014

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund	Transparent Value Small-Cap Fund

ASSETS:
Investment securities, at cost	$4,465,205	$2,452,479,940	$2,330,050

Investment securities, at value	$4,594,394	$2,395,553,788	$2,194,277
Cash	31,171	3,057,551	64,141
Dividends receivable	9,356	969,224	2,469
Receivable for securities sold	–	3,933,813	–
Receivable for capital shares sold	–	5,782,748	–
Receivable due from Adviser	8,142	–	9,143
Other assets	13,812	185,174	32,984

Total Assets	4,656,875	2,409,482,298	2,303,014

LIABILITIES:
Payable for capital shares redeemed	–	3,383,872	–
Payable for securities purchased	–	2,074,908	–
Accrued expenses:
Payable for investment adviser fees	–	2,049,201	–
Payable for administration fees	1,356	176,042	1,601
Payable for distribution and services fees	801	753,571	242
Payable for trustees’ fees	3,894	3,894	3,894
Payable for Chief Compliance Officer fees	1,114	1,114	1,115
Accrued expenses and other payables	31,134	412,914	25,798

Total Liabilities	38,299	8,855,516	32,650

Net Assets	$4,618,576	$2,400,626,782	$2,270,364

NET ASSETS CONSIST OF:
Paid-in capital	$3,613,002	$2,244,833,491	$2,435,658
Accumulated net investment income	38,390	–	843
Accumulated net realized gain (loss) on investments	837,995	212,719,443	(30,364)
Net unrealized appreciation (depreciation) on investments	129,189	(56,926,152)	(135,773)

Net Assets	$4,618,576	$2,400,626,782	$2,270,364

PRICING OF CLASS A SHARES:
Net assets	$331,926	$412,304,545	$123,094
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	28,494	28,993,809	13,310

Net assets value, offering and redemption price per share	$11.65	$14.22	$9.25

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$12.36	$15.09	$9.81

PRICING OF CLASS C SHARES:
Net assets	$670,668	$574,466,479	$227,024
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	58,152	40,927,762	24,609

Net assets value, offering and redemption price per share	$11.53	$14.04	$9.23

PRICING OF CLASS F-1 SHARES:
Net assets	$5,863	$119,826,960	$9,490
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	511	8,409,515	1,026

Net assets value, offering and redemption price per share	$11.47	$14.25	$9.25

PRICING OF CLASS I SHARES:
Net assets	$3,610,119	$1,294,028,798	$1,910,756
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	310,863	90,310,522	206,202

Net assets value, offering and redemption price per share	$11.61	$14.33	$9.27

See Notes to Financial Statements.
36	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Aggressive Fund	Transparent Value Large-Cap Defensive Fund	Transparent Value Large-Cap Market Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2014	For the Year Ended September 30, 2014

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $512, $194 and $465, respectively)	$523,044	$1,291,922	$1,470,738

Total Investment Income	523,044	1,291,922	1,470,738

EXPENSES:

Investment Adviser fees	562,448	706,033	1,149,005
Distribution and service fees:
Class A	9,118	36,526	97,997
Class C	14,544	133,074	159,991
Class F-1	67,468	62,484	75,098
Administration fees	30,426	37,485	57,872
Interest Expense	3,107	3,860	8,788
Custody fees	5,568	7,789	12,643
Audit and Tax fees	25,220	25,220	25,220
Legal fees	10,916	13,601	22,055
Transfer agency fees	32,337	44,528	67,174
Trustee fees	18,068	18,068	18,068
Registration fees	50,915	52,331	52,459
Insurance fees	8,954	10,650	18,746
Printing fees	2,040	9,273	17,011
Chief Compliance Officer fees	14,295	14,295	14,295
Other expenses	11,554	11,689	12,153

Total Expenses Before Waivers and/or Reimbursements	866,978	1,186,906	1,808,575

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(3,985)	(11,742)	(19,300)
Class C	(2,984)	(23,895)	(18,033)
Class F-1	(55,375)	(44,879)	(34,010)
Class I	(57,716)	(44,484)	(53,483)

Net Expenses	746,918	1,061,906	1,683,749

Net Investment Income (Loss)	(223,874)	230,016	(213,011)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	14,476,888	10,761,152	20,934,833
Net change in unrealized depreciation on investments	(5,916,535)	(2,483,303)	(6,660,455)

Net Realized and Unrealized Gain on Investments	8,560,353	8,277,849	14,274,378

Net Increase in Net Assets Resulting from Operations	$8,336,479	$8,507,865	$14,061,367

See Notes to Financial Statements.
Annual Report | September 30, 2014	37

Statements of Operations

	Transparent Value Dividend Fund	Transparent Value Large-Cap Core Fund	Transparent Value Large-Cap Growth Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2014	For the Year Ended September 30, 2014

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $46 and $69, respectively)	$1,290,738	$266,448	$87,208

Total Investment Income	1,290,738	266,448	87,208

EXPENSES:

Investment Adviser fees	415,452	166,357	79,405
Distribution and service fees:
Class A	82,372	28,684	11,789
Class C	83,340	13,039	8,589
Class F-1	13,715	2,244	133
Administration fees	23,370	10,858	7,386
Interest Expense	3,300	1,298	333
Custody fees	8,260	5,352	1,811
Audit and Tax fees	25,220	25,220	25,220
Legal fees	8,025	3,204	1,506
Transfer agency fees	41,470	34,715	29,351
Trustee fees	18,068	18,068	18,068
Registration fees	54,413	51,725	50,651
Insurance fees	4,456	2,916	954
Printing fees	8,138	2,856	1,155
Chief Compliance Officer fees	14,295	14,295	14,295
Other expenses	11,420	11,165	11,074

Total Expenses Before Waivers and/or Reimbursements	815,314	391,996	261,720

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(70,855)	(64,796)	(55,511)
Class C	(28,879)	(11,475)	(15,304)
Class F-1	(19,010)	(7,898)	(950)
Class I	(29,031)	(68,533)	(76,302)

Net Expenses	667,539	239,294	113,653

Net Investment Income (Loss)	623,199	27,154	(26,445)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	5,375,228	3,208,229	1,349,730
Net change in unrealized depreciation on investments	(2,090,748)	(1,341,538)	(442,661)

Net Realized and Unrealized Gain on Investments	3,284,480	1,866,691	907,069

Net Increase in Net Assets Resulting from Operations	$3,907,679	$1,893,845	$880,624

See Notes to Financial Statements.
38	www.transparentvalue.com

Statements of Operations

	Transparent Value Large-Cap Value Fund	Transparent Value Directional Allocation Fund	Transparent Value Small-Cap Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2014	For the period April 1, 2014 (inception) to September 30, 2014

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $3,219 and $10, respectively)	$120,971	$17,152,357	$15,538

Total Investment Income	120,971	17,152,357	15,538

EXPENSES:

Investment Adviser fees	49,133	17,403,481	12,458
Distribution and service fees:
Class A	5,494	1,998,988	159
Class C	7,765	4,079,486	579
Class F-1	20	221,974	14
Administration fees	6,239	820,222	2,938
Interest Expense	212	31,135	20
Custody fees	3,894	50,761	2,638
Audit and Tax fees	25,220	25,220	20,052
Legal fees	939	316,718	181
Transfer agency fees	28,621	522,192	13,926
Trustee fees	18,068	18,068	7,956
Registration fees	50,072	428,086	32,316
Insurance fees	465	76,403	–
Printing fees	656	270,804	261
Chief Compliance Officer fees	14,295	14,295	6,754
Recoupment of previously waived fees
Class A	–	208,324	–
Class C	–	33,707	–
Class F-1	–	8,121	–
Class I	–	60,279	–
Other expenses	11,039	31,640	3,398

Total Expenses Before Waivers and/or Reimbursements	222,132	26,619,904	103,650

Less fees waived and/or reimbursed by Adviser (Note 6):
Class A	(41,542)	–	(3,657)
Class C	(22,782)	–	(4,747)
Class F-1	(227)	–	(455)
Class I	(87,005)	–	(79,916)

Net Expenses	70,576	26,619,904	14,875

Net Investment Income (Loss)	50,395	(9,467,547)	663

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) investments	846,109	222,376,689	(30,364)
Net change in unrealized depreciation on investments	(186,652)	(95,591,322)	(135,773)

Net Realized and Unrealized Gain (Loss) on Investments	659,457	126,785,367	(166,137)

Net Increase (Decrease) in Net Assets Resulting from Operations	$709,852	$117,317,820	$(165,474)

See Notes to Financial Statements.
Annual Report | September 30, 2014	39

Statements of Changes in Net Assets
Transparent Value Large-Cap Aggressive Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment income (loss)	$(223,874)	$63,569
Net realized gain on investments	14,476,888	10,617,830
Net change in unrealized appreciation (depreciation) on investments	(5,916,535)	3,972,927

Net Increase in net assets resulting from operations	8,336,479	14,654,326

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	–	(7,180)
Distributions from realized capital gains	(427,947)	(19,498)
Class C:
Distributions from net investment income	–	(670)
Distributions from realized capital gains	(246,106)	(4,409)
Class F-1:
Distributions from net investment income	–	(109,433)
Distributions from realized capital gains	(5,155,876)	(268,163)
Class I:
Distributions from net investment income	–	(106,475)
Distributions from realized capital gains	(4,651,716)	(229,178)

Decrease in net assets from distributions to shareholders	(10,481,645)	(745,006)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,484,977	1,580,262
Net asset value of shares issued in reinvestment of distributions to shareholders	369,647	24,295
Payments for shares redeemed	(3,071,051)	(920,056)

Net increase (decrease) in net assets from Class A capital share transactions	(1,216,427)	684,501

Class C Shares:
Proceeds from shares sold	783,303	942,056
Net asset value of shares issued in reinvestment of distributions to shareholders	206,266	4,335
Payments for shares redeemed	(538,613)	(410,850)

Net increase in net assets from Class C capital share transactions	450,956	535,541

Class F-1 Shares:
Proceeds from shares sold	76,884	84,240
Net asset value of shares issued in reinvestment of distributions to shareholders	66,602	5,949
Payments for shares redeemed	(4,437,912)	(1,864,608)

Net decrease in net assets from Class F-1 capital share transactions	(4,294,426)	(1,774,419)

Class I Shares:
Proceeds from shares sold	2,545,268	3,647,343
Net asset value of shares issued in reinvestment of distributions to shareholders	4,010,555	297,683
Payments for shares redeemed	(26,436,928)	(3,974,570)

Net decrease in net assets from Class I capital share transactions	(19,881,105)	(29,544)

Total Increase (Decrease) in Net Assets	(27,086,168)	13,325,399

NET ASSETS:
Beginning of period	60,995,689	47,670,290

End of period	$33,909,521	$60,995,689

Accumulated Net Investment Income	$–	$–

See Notes to Financial Statements.
40	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Defensive Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment income	$230,016	$146,180
Net realized gain on investments	10,761,152	11,356,508
Net change in unrealized appreciation (depreciation) on investments	(2,483,303)	226,626

Net Increase in net assets resulting from operations	8,507,865	11,729,314

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(7,717)	(46,872)
Distributions from realized capital gains	(1,662,762)	(809,522)
Class C:
Distributions from net investment income	(8,572)	–
Distributions from realized capital gains	(1,883,509)	(566,095)
Class F-1:
Distributions from net investment income	(19,556)	(167,535)
Distributions from realized capital gains	(4,239,411)	(2,221,669)
Class I:
Distributions from net investment income	(16,562)	(137,118)
Distributions from realized capital gains	(3,590,486)	(1,294,153)

Decrease in net assets from distributions to shareholders	(11,428,575)	(5,242,964)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	2,459,981	4,244,181
Net asset value of shares issued in reinvestment of distributions to shareholders	1,542,389	766,247
Payments for shares redeemed	(5,526,359)	(4,025,553)

Net increase (decrease) in net assets from Class A capital share transactions	(1,523,989)	984,875

Class C Shares:
Proceeds from shares sold	2,801,564	4,069,538
Net asset value of shares issued in reinvestment of distributions to shareholders	1,656,636	534,357
Payments for shares redeemed	(1,102,853)	(770,145)

Net increase in net assets from Class C capital share transactions	3,355,347	3,833,750

Class F-1 Shares:
Proceeds from shares sold	552,668	852,828
Net asset value of shares issued in reinvestment of distributions to shareholders	179,824	53,066
Payments for shares redeemed	(4,776,072)	(4,228,082)

Net decrease in net assets from Class F-1 capital share transactions	(4,043,580)	(3,322,188)

Class I Shares:
Proceeds from shares sold	6,711,865	11,604,915
Net asset value of shares issued in reinvestment of distributions to shareholders	2,604,868	1,160,044
Payments for shares redeemed	(13,395,182)	(7,734,379)

Net increase (decrease) in net assets from Class I capital share transactions	(4,078,449)	5,030,580

Total Increase (Decrease) in Net Assets	(9,211,381)	13,013,367

NET ASSETS:
Beginning of period	75,456,265	62,442,898

End of period	$66,244,884	$75,456,265

Accumulated Net Investment Income	$230,008	$52,399

See Notes to Financial Statements.
Annual Report | September 30, 2014	41

Statements of Changes in Net Assets
Transparent Value Large-Cap Market Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment income (loss)	$(213,011)	$175,370
Net realized gain on investments	20,934,833	23,929,720
Net change in unrealized appreciation (depreciation) on investments	(6,660,455)	1,235,985

Net Increase in net assets resulting from operations	14,061,367	25,341,075

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	–	(96,736)
Distributions from realized capital gains	(5,902,964)	(1,440,428)
Class C:
Distributions from net investment income	–	(8,426)
Distributions from realized capital gains	(3,153,817)	(657,495)
Class F-1:
Distributions from net investment income	–	(167,521)
Distributions from realized capital gains	(6,647,358)	(2,148,589)
Class I:
Distributions from net investment income	–	(273,616)
Distributions from realized capital gains	(8,012,805)	(2,621,276)

Decrease in net assets from distributions to shareholders	(23,716,944)	(7,414,087)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	6,849,928	7,866,875
Net asset value of shares issued in reinvestment of distributions to shareholders	5,061,821	1,337,598
Payments for shares redeemed	(24,454,915)	(7,524,420)

Net increase (decrease) in net assets from Class A capital share transactions	(12,543,166)	1,680,053

Class C Shares:
Proceeds from shares sold	2,967,008	4,417,412
Net asset value of shares issued in reinvestment of distributions to shareholders	2,747,839	612,337
Payments for shares redeemed	(3,057,050)	(2,093,707)

Net increase in net assets from Class C capital share transactions	2,657,797	2,936,042

Class F-1 Shares:
Proceeds from shares sold	982,593	2,618,327
Net asset value of shares issued in reinvestment of distributions to shareholders	1,076,218	377,558
Payments for shares redeemed	(8,021,627)	(6,050,814)

Net decrease in net assets from Class F-1 capital share transactions	(5,962,816)	(3,054,929)

Class I Shares:
Proceeds from shares sold	23,231,919	15,433,477
Net asset value of shares issued in reinvestment of distributions to shareholders	6,633,077	2,667,085
Payments for shares redeemed	(15,977,764)	(26,418,573)

Net increase (decrease) in net assets from Class I capital share transactions	13,887,232	(8,318,011)

Total Increase (Decrease) in Net Assets	(11,616,530)	11,170,143

NET ASSETS:
Beginning of period	122,516,834	111,346,691

End of period	$110,900,304	$122,516,834

Accumulated Net Investment Income	$–	$–

See Notes to Financial Statements.
42	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dividend Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment income	$623,199	$522,137
Net realized gain on investments	5,375,228	4,620,933
Net change in unrealized appreciation (depreciation) on investments	(2,090,748)	1,121,018

Net Increase in net assets resulting from operations	3,907,679	6,264,088

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(302,943)	(272,307)
Distributions from realized capital gains	(2,689,047)	(459,704)
Class C:
Distributions from net investment income	(71,200)	(59,631)
Distributions from realized capital gains	(834,717)	(132,963)
Class F-1:
Distributions from net investment income	(84,275)	(106,861)
Distributions from realized capital gains	(728,498)	(105,059)
Class I:
Distributions from net investment income	(153,798)	(62,445)
Distributions from realized capital gains	(498,030)	(126,560)

Decrease in net assets from distributions to shareholders	(5,362,508)	(1,325,530)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	4,057,168	16,624,475
Net asset value of shares issued in reinvestment of distributions to shareholders	2,684,581	658,567
Payments for shares redeemed	(21,557,011)	(3,968,474)

Net increase (decrease) in net assets from Class A capital share transactions	(14,815,262)	13,314,568

Class C Shares:
Proceeds from shares sold	2,938,851	4,694,709
Net asset value of shares issued in reinvestment of distributions to shareholders	830,443	172,407
Payments for shares redeemed	(2,991,325)	(425,445)

Net increase in net assets from Class C capital share transactions	777,969	4,441,671

Class F-1 Shares:
Proceeds from shares sold	383,972	6,500,310
Net asset value of shares issued in reinvestment of distributions to shareholders	810,065	211,254
Payments for shares redeemed	(6,213,811)	(1,403,911)

Net increase (decrease) in net assets from Class F-1 capital share transactions	(5,019,774)	5,307,653

Class I Shares:
Proceeds from shares sold	21,014,540	433,336
Net asset value of shares issued in reinvestment of distributions to shareholders	277,752	31,243
Payments for shares redeemed	(2,159,408)	(106,997)

Net increase in net assets from Class I capital share transactions	19,132,884	357,582

Total Increase (Decrease) in Net Assets	(1,379,012)	28,360,032

NET ASSETS:
Beginning of period	45,511,718	17,151,686

End of period	$44,132,706	$45,511,718

Accumulated Net Investment Income	$32,894	$21,592

See Notes to Financial Statements.
Annual Report | September 30, 2014	43

Statements of Changes in Net Assets
Transparent Value Large-Cap Core Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment income	$27,154	$102,141
Net realized gain on investments	3,208,229	2,986,234
Net change in unrealized appreciation (depreciation) on investments	(1,341,538)	1,309,161

Net Increase in net assets resulting from operations	1,893,845	4,397,536

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(25,235)	(61,079)
Distributions from realized capital gains	(1,374,783)	(347,136)
Class C:
Distributions from realized capital gains	(206,056)	(27,003)
Class F-1:
Distributions from net investment income	(2,917)	(549)
Distributions from realized capital gains	(105,919)	(3,825)
Class I:
Distributions from net investment income	(57,196)	(24,168)
Distributions from realized capital gains	(1,329,447)	(82,138)

Decrease in net assets from distributions to shareholders	(3,101,553)	(545,898)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,630,707	3,102,793
Net asset value of shares issued in reinvestment of distributions to shareholders	1,334,251	389,619
Payments for shares redeemed	(8,468,270)	(12,532,712)

Net decrease in net assets from Class A capital share transactions	(5,503,312)	(9,040,300)

Class C Shares:
Proceeds from shares sold	1,005,083	221,550
Net asset value of shares issued in reinvestment of distributions to shareholders	176,758	23,689
Payments for shares redeemed	(1,024,271)	(266,966)

Net increase (decrease) in net assets from Class C capital share transactions	157,570	(21,727)

Class F-1 Shares:
Proceeds from shares sold	410,005	442,654
Net asset value of shares issued in reinvestment of distributions to shareholders	104,991	4,211
Payments for shares redeemed	(66,883)	(32,321)

Net increase in net assets from Class F-1 capital share transactions	448,113	414,544

Class I Shares:
Proceeds from shares sold	5,824,108	3,291,213
Net asset value of shares issued in reinvestment of distributions to shareholders	729,891	9,836
Payments for shares redeemed	(1,146,539)	(107,397)

Net increase in net assets from Class I capital share transactions	5,407,460	3,193,652

Total Decrease in Net Assets	(697,877)	(1,602,193)

NET ASSETS:
Beginning of period	17,461,621	19,063,814

End of period	$16,763,744	$17,461,621

Accumulated Net Investment Income	$13,373	$71,248

See Notes to Financial Statements.
44	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Large-Cap Growth Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment loss	$(26,445)	$(6,859)
Net realized gain on investments	1,349,730	872,274
Net change in unrealized appreciation (depreciation) on investments	(442,661)	766,172

Net Increase in net assets resulting from operations	880,624	1,631,587

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from realized capital gains	(312,997)	–
Class C:
Distributions from realized capital gains	(83,168)	–
Class F-1:
Distributions from realized capital gains	(5,115)	–
Class I:
Distributions from realized capital gains	(374,680)	–

Decrease in net assets from distributions to shareholders	(775,960)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	1,667,003	1,824,593
Net asset value of shares issued in reinvestment of distributions to shareholders	311,073	–
Payments for shares redeemed	(4,165,410)	(522,168)

Net increase (decrease) in net assets from Class A capital share transactions	(2,187,334)	1,302,425

Class C Shares:
Proceeds from shares sold	53,000	547,316
Net asset value of shares issued in reinvestment of distributions to shareholders	80,413	–
Payments for shares redeemed	(8,715)	(500)

Net increase in net assets from Class C capital share transactions	124,698	546,816

Class F-1 Shares:
Proceeds from shares sold	18,400	31,888
Net asset value of shares issued in reinvestment of distributions to shareholders	4,381	–
Payments for shares redeemed	(25,185)	–

Net increase (decrease) in net assets from Class F-1 capital share transactions	(2,404)	31,888

Class I Shares:
Proceeds from shares sold	3,527,246	72,975
Net asset value of shares issued in reinvestment of distributions to shareholders	7,003	–
Payments for shares redeemed	(147,910)	(94,892)

Net increase (decrease) in net assets from Class I capital share transactions	3,386,339	(21,917)

Total Increase in Net Assets	1,425,963	3,490,799

NET ASSETS:
Beginning of period	7,170,932	3,680,133

End of period	$8,596,895	$7,170,932

Accumulated Net Investment Loss	$–	$(11,270)

See Notes to Financial Statements.
Annual Report | September 30, 2014	45

Statements of Changes in Net Assets
Transparent Value Large-Cap Value Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment income	$50,395	$46,487
Net realized gain on investments	846,109	637,528
Net change in unrealized appreciation (depreciation) on investments	(186,652)	218,463

Net Increase in net assets resulting from operations	709,852	902,478

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	(11,168)	(6,867)
Distributions from realized capital gains	(190,356)	(70,721)
Class C:
Distributions from net investment income	(2,114)	(916)
Distributions from realized capital gains	(90,645)	(24,978)
Class F-1:
Distributions from net investment income	(102)	(84)
Distributions from realized capital gains	(725)	(739)
Class I:
Distributions from net investment income	(31,495)	(51,251)
Distributions from realized capital gains	(357,772)	(372,120)

Decrease in net assets from distributions to shareholders	(684,377)	(527,676)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	524,714	874,506
Net asset value of shares issued in reinvestment of distributions to shareholders	198,552	66,393
Payments for shares redeemed	(1,727,255)	(184,282)

Net increase (decrease) in net assets from Class A capital share transactions	(1,003,989)	756,617

Class C Shares:
Proceeds from shares sold	286,780	484,966
Net asset value of shares issued in reinvestment of distributions to shareholders	92,007	23,219
Payments for shares redeemed	(339,329)	–

Net increase in net assets from Class C capital share transactions	39,458	508,185

Class F-1 Shares:
Proceeds from shares sold	12,975	9,000
Net asset value of shares issued in reinvestment of distributions to shareholders	18	–
Payments for shares redeemed	(22,446)	–

Net increase (decrease) in net assets from Class F-1 capital share transactions	(9,453)	9,000

Class I Shares:
Proceeds from shares sold	842,957	28,500
Net asset value of shares issued in reinvestment of distributions to shareholders	2,004	1,850
Payments for shares redeemed	(135,015)	(28,174)

Net increase in net assets from Class I capital share transactions	709,946	2,176

Total Increase (Decrease) in Net Assets	(238,563)	1,650,780

NET ASSETS:
Beginning of period	4,857,139	3,206,359

End of period	$4,618,576	$4,857,139

Accumulated Net Investment Income	$38,390	$32,744

See Notes to Financial Statements.
46	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Directional Allocation Fund

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

FROM OPERATIONS:
Net investment loss	$(9,467,547)	$(1,059,274)
Net realized gain on investments	222,376,689	45,027,766
Net change in unrealized appreciation (depreciation) on investments	(95,591,322)	38,299,353

Net Increase in net assets resulting from operations	117,317,820	82,267,845

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Distributions from net investment income	–	(80,295)
Distributions from realized capital gains	(15,136,617)	(440,645)
Class C:
Distributions from realized capital gains	(9,382,329)	(122,464)
Class F-1:
Distributions from net investment income	–	(30,002)
Distributions from realized capital gains	(1,993,967)	(109,463)
Class I:
Distributions from net investment income	–	(30,097)
Distributions from realized capital gains	(17,499,091)	(109,671)

Decrease in net assets from distributions to shareholders	(44,012,004)	(922,637)

FROM CAPITAL SHARE TRANSACTIONS (Note 8):
Class A Shares:
Proceeds from shares sold	526,651,838	260,551,039
Net asset value of shares issued in reinvestment of distributions to shareholders	13,850,714	503,231
Payments for shares redeemed	(452,903,712)	(29,618,461)

Net increase in net assets from Class A capital share transactions	87,598,840	231,435,809

Class C Shares:
Proceeds from shares sold	422,762,528	145,106,374
Net asset value of shares issued in reinvestment of distributions to shareholders	7,257,443	119,744
Payments for shares redeemed	(28,937,027)	(2,724,181)

Net increase in net assets from Class C capital share transactions	401,082,944	142,501,937

Class F-1 Shares:
Proceeds from shares sold	93,417,619	28,791,977
Net asset value of shares issued in reinvestment of distributions to shareholders	1,899,330	128,308
Payments for shares redeemed	(18,533,648)	(4,342,937)

Net increase in net assets from Class F-1 capital share transactions	76,783,301	24,577,348

Class I Shares:
Proceeds from shares sold	1,129,228,230	320,092,327
Net asset value of shares issued in reinvestment of distributions to shareholders	11,481,042	137,095
Payments for shares redeemed	(200,526,186)	(23,021,980)

Net increase in net assets from Class I capital share transactions	940,183,086	297,207,442

Total Increase in Net Assets	1,578,953,987	777,067,744

NET ASSETS:
Beginning of period	821,672,795	44,605,051

End of period	$2,400,626,782	$821,672,795

Accumulated Net Investment Income	$–	$–

See Notes to Financial Statements.
Annual Report | September 30, 2014	47

Statements of Changes in Net Assets
Transparent Value Small-Cap Fund

For the Period April 1, 2014 (inception) to September 30, 2014

FROM OPERATIONS:
Net investment income	$663
Net realized loss on investments	(30,364)
Net change in unrealized depreciation on investments	(135,773)

Net Decrease in net assets resulting from operations	(165,474)

FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	129,032

Net increase in net assets from Class A capital share transactions	129,032

Class C Shares:
Proceeds from shares sold	237,708

Net increase in net assets from Class C capital share transactions	237,708

Class F-1 Shares:
Proceeds from shares sold	15,000
Payments for shares redeemed	(5,085)

Net increase in net assets from Class F-1 capital share transactions	9,915

Class I Shares:
Proceeds from shares sold	2,084,000
Payments for shares redeemed	(24,817)

Net increase in net assets from Class I capital share transactions	2,059,183

Total Increase in Net Assets	2,270,364

NET ASSETS:
Beginning of period (Note 1)	–

End of period	$2,270,364

Accumulated Net Investment Income	$843

See Notes to Financial Statements.
48	www.transparentvalue.com

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Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Aggressive Fund
Class A
9/30/2014	$13.51	(0.08)	(b)	1.70	1.62	–	(2.40)	(2.40)	–
9/30/2013	$10.53	(0.02)	(b)	3.15	3.13	(0.04)	(0.11)	(0.15)	–
9/30/2012	$8.91	(0.02)	(b)	1.64	1.62	–	–	–	0.00	(d)
9/30/2011	$9.54	(0.04)	(b)	(0.59)	(0.63)	(0.05)	–	(0.05)	0.05
9/30/2010(e)	$10.00	0.01		(0.47)	(0.46)	–	–	–	–
Class C
9/30/2014	$13.43	(0.16)	(b)	1.69	1.53	–	(2.40)	(2.40)	–
9/30/2013	$10.47	(0.11)	(b)	3.20	3.09	(0.02)	(0.11)	(0.13)	–
9/30/2012	$8.92	(0.06)	(b)	1.61	1.55	–	–	–	–
9/30/2011(h)	$11.51	(0.03)		(2.56)	(2.59)	–	–	–	–
Class F-1
9/30/2014	$13.59	(0.06)	(b)	1.72	1.66	–	(2.40)	(2.40)	–
9/30/2013	$10.58	0.01	(b)	3.16	3.17	(0.05)	(0.11)	(0.16)	–
9/30/2012	$8.96	0.02	(b)	1.60	1.62	–	–	–	–
9/30/2011	$9.55	(0.03)		(0.55)	(0.58)	(0.01)	–	(0.01)	0.00	(d)
9/30/2010(e)	$10.00	0.02		(0.47)	(0.45)	–	–	–	–
Class I
9/30/2014	$13.67	(0.03)	(b)	1.72	1.69	–	(2.40)	(2.40)	–
9/30/2013	$10.62	0.03	(b)	3.18	3.21	(0.05)	(0.11)	(0.16)	–
9/30/2012	$8.97	0.05	(b)	1.60	1.65	–	–	–	–
9/30/2011(j)	$11.49	(0.01)		(2.51)	(2.52)	–	–	–	–
Transparent Value Large-Cap Defensive Fund
Class A
9/30/2014	$13.34	0.03	(b)	1.45	1.48	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.18	0.02	(b)	2.17	2.19	(0.06)	(0.97)	(1.03)	–
9/30/2012	$10.03	0.08	(b)	2.26	2.34	(0.03)	(0.16)	(0.19)	0.00	(d)
9/30/2011	$9.87	0.10		0.15	0.25	(0.09)	–	(0.09)	0.00	(d)
9/30/2010(e)	$10.00	0.01		(0.14)	(0.13)	–	–	–	–
Class C
9/30/2014	$13.35	(0.04)	(b)	1.45	1.41	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.20	(0.06)	(b)	2.18	2.12	–	(0.97)	(0.97)	–
9/30/2012	$10.10	0.03	(b)	2.25	2.28	(0.02)	(0.16)	(0.18)	–
9/30/2011(h)	$11.04	0.00	(d)	(0.94)	(0.94)	–	–	–	–
Class F-1
9/30/2014	$13.47	0.05	(b)	1.47	1.52	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.29	0.04	(b)	2.18	2.22	(0.07)	(0.97)	(1.04)	–
9/30/2012	$10.13	0.08	(b)	2.29	2.37	(0.05)	(0.16)	(0.21)	0.00	(d)
9/30/2011	$9.87	0.04		0.23	0.27	(0.01)	–	(0.01)	0.00	(d)
9/30/2010(e)	$10.00	0.02		(0.15)	(0.13)	–	–	–	–
Class I
9/30/2014	$13.52	0.08	(b)	1.48	1.56	(0.01)	(2.11)	(2.12)	–
9/30/2013	$12.33	0.06	(b)	2.20	2.26	(0.10)	(0.97)	(1.07)	–
9/30/2012	$10.15	0.13	(b)	2.28	2.41	(0.07)	(0.16)	(0.23)	0.00	(d)
9/30/2011(j)	$10.89	0.04		(0.78)	(0.74)	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Less than $0.01.
(e)	Period from April 27, 2010 (inception date) through September 30, 2010.
(f)	Not Annualized.
(g)	Annualized.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(j)	Period from February 15, 2011 (inception date) through September 30, 2011.

50	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$12.73	12.76%		$1,993	1.66	%(c)	1.51	%(c)	(0.61%)		196%
$13.51	30.21%		$3,283	1.73	%(c)	1.51	%(c)	(0.19%)		259%
$10.53	18.18%		$1,958	2.41	%(c)	1.51	%(c)	(0.22%)		276%
$8.91	(6.13%)		$1,055	3.04%		1.50%		(0.42%)		304%
$9.54	(4.60	%)(f)	$48	11.53	%(g)	1.50	%(g)	0.35	%(g)	131	%(f)

$12.56	11.99%		$1,473	2.31	%(c)	2.11	%(c)	(1.23%)		196%
$13.43	29.89%		$1,123	2.48	%(c)	2.11	%(c)	(0.89%)		259%
$10.47	17.38%		$393	3.01	%(c)	2.11	%(c)	(0.56%)		276%
$8.92	(22.50	%)(f)	$43	3.53	%(g)	2.10	%(g)	(1.04	%)(g)	304	%(f)(i)

$12.85	12.93%		$24,418	1.56	%(c)	1.36	%(c)	(0.48%)		196%
$13.59	30.41%		$30,359	1.73	%(c)	1.36	%(c)	0.04%		259%
$10.58	18.08%		$25,148	2.26	%(c)	1.36	%(c)	0.23%		276%
$8.96	(6.11%)		$23,043	2.83%		1.35%		(0.23%)		304%
$9.55	(4.50	%)(f)	$4,726	11.37	%(g)	1.35	%(g)	0.50	%(g)	131	%(f)

$12.96	13.08%		$6,025	1.31	%(c)	1.11	%(c)	(0.22%)		196%
$13.67	30.75%		$26,230	1.48	%(c)	1.11	%(c)	0.27%		259%
$10.62	18.39%		$20,171	2.01	%(c)	1.11	%(c)	0.52%		276%
$8.97	(21.93	%)(f)	$1,968	2.49	%(g)	1.10	%(g)	(0.09	%)(g)	304	%(f)(i)

$12.70	11.66%		$9,646	1.61	%(c)	1.51	%(c)	0.24%		236%
$13.34	19.71%		$11,510	1.77	%(c)	1.51	%(c)	0.13%		283%
$12.18	23.60%		$9,506	2.34	%(c)	1.51	%(c)	0.71%		256%
$10.03	2.51%		$298	3.17%		1.50%		0.37%		288%
$9.87	(1.30	%)(f)	$49	11.21	%(g)	1.50	%(g)	0.31	%(g)	109	%(f)

$12.64	11.05%		$14,202	2.28	%(c)	2.11	%(c)	(0.33%)		236%
$13.35	19.00%		$11,429	2.45	%(c)	2.11	%(c)	(0.51%)		283%
$12.20	22.79%		$6,652	2.94	%(c)	2.11	%(c)	0.23%		256%
$10.10	(8.51	%)(f)	$35	3.41	%(g)	2.10	%(g)	0.06	%(g)	288	%(f)(i)

$12.87	11.86%		$22,666	1.53	%(c)	1.36	%(c)	0.35%		236%
$13.47	19.88%		$27,970	1.70	%(c)	1.36	%(c)	0.28%		283%
$12.29	23.73%		$28,803	2.19	%(c)	1.36	%(c)	0.74%		256%
$10.13	2.77%		$26,135	2.82%		1.35%		0.43%		288%
$9.87	(1.30	%)(f)	$4,887	11.06	%(g)	1.35	%(g)	0.46	%(g)	109	%(f)

$12.96	12.15%		$19,731	1.28	%(c)	1.11	%(c)	0.64%		236%
$13.52	20.21%		$24,546	1.45	%(c)	1.11	%(c)	0.50%		283%
$12.33	24.04%		$17,482	1.94	%(c)	1.11	%(c)	1.10%		256%
$10.15	(6.80	%)(f)	$2,066	2.45	%(g)	1.10	%(g)	0.65	%(g)	288	%(f)(i)

See Notes to Financial Statements.
Annual Report | September 30, 2014	51

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Market Fund
Class A
9/30/2014	$14.26	(0.04)(b)	1.63	1.59	–	(2.93)	(2.93)	–
9/30/2013	$12.27	(0.00)(b)(d)	2.84	2.84	(0.05)	(0.80)	(0.85)	–
9/30/2012	$10.05	0.02(b)	2.37	2.39	(0.00)(d)	(0.17)	(0.17)	0.00	(d)
9/30/2011	$9.90	0.05	0.16	0.21	(0.08)	–	(0.08)	0.02
9/30/2010(f)	$10.00	0.03	(0.13)	(0.10)	–	–	–	–
Class C
9/30/2014	$14.23	(0.12)(b)	1.63	1.51	–	(2.93)	(2.93)	–
9/30/2013	$12.28	(0.08)(b)	2.84	2.76	(0.01)	(0.80)	(0.81)	–
9/30/2012	$10.11	(0.05)(b)	2.39	2.34	–	(0.17)	(0.17)	–
9/30/2011(i)	$11.63	(0.01)	(1.51)	(1.52)	–	–	–	0.00	(d)
Class F-1
9/30/2014	$14.41	(0.02)(b)	1.66	1.64	–	(2.93)	(2.93)	–
9/30/2013	$12.39	0.02(b)	2.86	2.88	(0.06)	(0.80)	(0.86)	–
9/30/2012	$10.13	0.03(b)	2.40	2.43	(0.00)(d)	(0.17)	(0.17)	0.00	(d)
9/30/2011	$9.91	(0.04)	0.27	0.23	(0.01)	–	(0.01)	0.00	(d)
9/30/2010(f)	$10.00	0.03	(0.12)	(0.09)	–	–	–	–
Class I
9/30/2014	$14.49	0.01(b)	1.67	1.68	–	(2.93)	(2.93)	–
9/30/2013	$12.44	0.06(b)	2.87	2.93	(0.08)	(0.80)	(0.88)	–
9/30/2012	$10.15	0.07(b)	2.39	2.46	(0.00)(d)	(0.17)	(0.17)	–
9/30/2011(k)	$11.54	0.01	(1.40)	(1.39)	–	–	–	0.00	(d)
Transparent Value Dividend Fund
Class A
9/30/2014	$12.78	0.18(b)	1.00	1.18	(0.20)	(1.53)	(1.73)	–
9/30/2013	$10.87	0.20(b)	2.35	2.55	(0.18)	(0.46)	(0.64)	–
9/30/2012	$8.88	0.20(b)	2.08	2.28	(0.24)	(0.05)	(0.29)	0.00	(d)
9/30/2011(i)	$10.20	0.05	(1.37)	(1.32)	–	–	–	–
Class C
9/30/2014	$12.73	0.10(b)	0.99	1.09	(0.11)	(1.53)	(1.64)	–
9/30/2013	$10.83	0.13(b)	2.35	2.48	(0.12)	(0.46)	(0.58)	–
9/30/2012	$8.86	0.13(b)	2.08	2.21	(0.19)	(0.05)	(0.24)	–
9/30/2011(i)	$10.20	0.06	(1.40)	(1.34)	–	–	–	–
Class F-1
9/30/2014	$12.84	0.20(b)	1.01	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$10.91	0.23(b)	2.36	2.59	(0.20)	(0.46)	(0.66)	–
9/30/2012	$8.90	0.22(b)	2.08	2.30	(0.24)	(0.05)	(0.29)	0.00	(d)
9/30/2011(i)	$10.20	0.03	(1.33)	(1.30)	–	–	–	–
Class I
9/30/2014	$12.62	0.24(b)	0.97	1.21	(0.21)	(1.53)	(1.74)	–
9/30/2013	$10.73	0.24(b)	2.33	2.57	(0.22)	(0.46)	(0.68)	–
9/30/2012	$8.91	0.23(b)	2.06	2.29	(0.42)	(0.05)	(0.47)	–
9/30/2011(m)	$10.00	0.18	(1.27)	(1.09)	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Less than $0.01.
(e)	Less than 0.01%.
(f)	Period from April 27, 2010 (inception date) through September 30, 2010.
(g)	Not Annualized.
(h)	Annualized.
(i)	Period from April 18, 2011 (inception date) through September 30, 2011.
(j)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(k)	Period from February 15, 2011 (inception date) through September 30, 2011.
(l)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(m)	Period from February 10, 2011 (inception date) through September 30, 2011.

52	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$12.92	11.67%		$14,724	1.58	%(c)	1.51	%(c)	(0.28%)		268%
$14.26	24.92%		$29,504	1.72	%(c)	1.51	%(c)	(0.00	%)(e)	284%
$12.27	24.04%		$23,739	2.15	%(c)	1.51	%(c)	0.16%		305%
$10.05	2.29%		$9,452	2.96%		1.50%		0.20%		331%
$9.90	(1.00	%)(g)	$50	11.15	%(h)	1.50	%(h)	0.68	%(h)	123	%(g)

$12.81	11.04%		$15,655	2.22	%(c)	2.11	%(c)	(0.89%)		268%
$14.23	24.09%		$14,483	2.37	%(c)	2.11	%(c)	(0.63%)		284%
$12.28	23.37%		$9,611	2.75	%(c)	2.11	%(c)	(0.40%)		305%
$10.11	(13.07	%)(g)	$1,115	3.54	%(h)	2.10	%(h)	(0.47	%)(h)	331	%(g)(j)

$13.12	11.92%		$26,877	1.47	%(c)	1.36	%(c)	(0.15%)		268%
$14.41	25.01%		$35,741	1.62	%(c)	1.36	%(c)	0.18%		284%
$12.39	24.25%		$33,495	2.00	%(c)	1.36	%(c)	0.28%		305%
$10.13	2.28%		$25,749	2.83%		1.35%		(0.17%)		331%
$9.91	(0.90	%)(g)	$5,004	11.00	%(h)	1.35	%(h)	0.83	%(h)	123	%(g)

$13.24	12.18%		$53,644	1.22	%(c)	1.11	%(c)	0.11%		268%
$14.49	25.38%		$42,788	1.37	%(c)	1.11	%(c)	0.45%		284%
$12.44	24.52%		$44,503	1.75	%(c)	1.11	%(c)	0.61%		305%
$10.15	(12.05	%)(g)	$5,750	2.48	%(h)	1.10	%(h)	0.20	%(h)	331	%(g)(j)

$12.23	9.90%		$9,684	1.84	%(c)	1.51	%(c)	1.41%		181%
$12.78	24.45%		$25,014	2.12	%(c)	1.50	%(c)	1.69%		198%
$10.87	26.02%		$9,043	3.87	%(c)	1.50	%(c)	1.92%		290%
$8.88	(12.94	%)(g)	$1,371	8.72	%(h)	1.50	%(h)	4.42	%(h)	121	%(g)(l)

$12.18	9.17%		$8,792	2.45	%(c)	2.11	%(c)	0.84%		181%
$12.73	23.86%		$8,215	2.73	%(c)	2.10	%(c)	1.09%		198%
$10.83	25.23%		$2,998	4.47	%(c)	2.10	%(c)	1.30%		290%
$8.86	(13.14	%)(g)	$62	10.02	%(h)	2.10	%(h)	2.44	%(h)	121	%(g)(l)

$12.31	10.09%		$3,310	1.70	%(c)	1.36	%(c)	1.56%		181%
$12.84	24.72%		$8,490	1.98	%(c)	1.35	%(c)	1.85%		198%
$10.91	26.10%		$2,205	3.72	%(c)	1.35	%(c)	2.10%		290%
$8.90	(12.75	%)(g)	$98	9.67	%(h)	1.35	%(h)	7.01	%(h)	121	%(g)(l)

$12.09	10.29%		$22,347	1.45	%(c)	1.11	%(c)	1.95%		181%
$12.62	25.00%		$3,793	1.73	%(c)	1.10	%(c)	2.07%		198%
$10.73	26.41%		$2,906	3.47	%(c)	1.10	%(c)	2.30%		290%
$8.91	(10.90	%)(g)	$1,801	10.44	%(h)	1.10	%(h)	2.79	%(h)	121	%(g)

See Notes to Financial Statements.
Annual Report | September 30, 2014	53

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Core Fund
Class A
9/30/2014	$13.68	(0.00)(b)(c)	1.43	1.43	(0.04)	(2.45)	(2.49)	–
9/30/2013	$10.91	0.06(c)	3.05	3.11	(0.05)	(0.29)	(0.34)	–
9/30/2012	$8.67	0.05(c)	2.23	2.28	(0.04)	–	(0.04)	0.00	(b)
9/30/2011(e)	$10.06	0.01	(1.40)	(1.39)	–	–	–	–
Class C
9/30/2014	$13.59	(0.07)(c)	1.42	1.35	–	(2.45)	(2.45)	–
9/30/2013	$10.85	(0.01)(c)	3.04	3.03	–	(0.29)	(0.29)	–
9/30/2012	$8.64	(0.02)(c)	2.24	2.22	(0.01)	–	(0.01)	–
9/30/2011(e)	$10.06	0.00(b)	(1.42)	(1.42)	–	–	–	–
Class F-1
9/30/2014	$13.74	0.02(c)	1.45	1.47	(0.07)	(2.45)	(2.52)	–
9/30/2013	$10.93	0.08(c)	3.06	3.14	(0.04)	(0.29)	(0.33)	–
9/30/2012	$8.68	0.06(c)	2.24	2.30	(0.05)	–	(0.05)	–
9/30/2011(e)	$10.06	0.01	(1.39)	(1.38)	–	–	–	–
Class I
9/30/2014	$13.73	0.06(c)	1.43	1.49	(0.11)	(2.45)	(2.56)	–
9/30/2013	$10.93	0.11(c)	3.06	3.17	(0.08)	(0.29)	(0.37)	–
9/30/2012	$8.68	0.08(c)	2.24	2.32	(0.07)	–	(0.07)	–
9/30/2011(i)	$10.00	0.03	(1.35)	(1.32)	–	–	–	–
Transparent Value Large-Cap Growth Fund
Class A
9/30/2014	$14.01	(0.06)(c)	1.65	1.59	–	(1.47)	(1.47)	–
9/30/2013	$10.58	(0.01)(c)	3.44	3.43	–	–	–	–
9/30/2012	$8.58	(0.05)(c)	2.05	2.00	–	–	–	–
9/30/2011(e)	$10.03	(0.01)	(1.44)	(1.45)	–	–	–	–
Class C
9/30/2014	$13.82	(0.15)(c)	1.62	1.47	–	(1.47)	(1.47)	–
9/30/2013	$10.50	(0.08)(c)	3.40	3.32	–	–	–	–
9/30/2012	$8.56	(0.11)(c)	2.05	1.94	–	–	–	–
9/30/2011(e)	$10.03	(0.02)	(1.45)	(1.47)	–	–	–	–
Class F-1
9/30/2014	$14.08	(0.04)(c)	1.65	1.61	–	(1.47)	(1.47)	–
9/30/2013	$10.61	0.02(c)	3.45	3.47	–	–	–	–
9/30/2012	$8.59	(0.05)(c)	2.07	2.02	–	–	–	–
9/30/2011(e)	$10.03	(0.03)	(1.41)	(1.44)	–	–	–	–
Class I
9/30/2014	$14.15	(0.01)(c)	1.67	1.66	–	(1.47)	(1.47)	–
9/30/2013	$10.65	0.04(c)	3.46	3.50	–	–	–	–
9/30/2012	$8.60	(0.02)(c)	2.07	2.05	–	–	–	–
9/30/2011(i)	$10.00	(0.02)	(1.38)	(1.40)	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Less than $0.01.
(c)	Per share numbers have been calculated using the average share method.
(d)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(e)	Period from April 18, 2011 (inception date) through September 30, 2011.
(f)	Not Annualized.
(g)	Annualized.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Period from February 10, 2011 (inception date) through September 30, 2011.

54	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$12.62	11.10%		$2,182	2.37	%(d)	1.51	%(d)	(0.03%)		175%
$13.68	29.32%		$8,097	2.58	%(d)	1.51	%(d)	0.53%		202%
$10.91	26.38%		$14,803	3.58	%(d)	1.51	%(d)	0.51%		301%
$8.67	(13.82	%)(f)	$772	7.96	%(g)	1.50	%(g)	0.84	%(g)	129	%(f)(h)

$12.49	10.45%		$1,398	2.99	%(d)	2.11	%(d)	(0.57%)		175%
$13.59	28.60%		$1,313	3.22	%(d)	2.11	%(d)	(0.07%)		202%
$10.85	25.69%		$1,062	4.18	%(d)	2.11	%(d)	(0.17%)		301%
$8.64	(14.11	%)(f)	$147	8.57	%(g)	2.10	%(g)	0.09	%(g)	129	%(f)(h)

$12.69	11.32%		$1,020	2.24	%(d)	1.36	%(d)	0.16%		175%
$13.74	29.53%		$595	2.47	%(d)	1.36	%(d)	0.66%		202%
$10.93	26.62%		$82	3.43	%(d)	1.36	%(d)	0.59%		301%
$8.68	(13.72	%)(f)	$9	8.48	%(g)	1.35	%(g)	0.42	%(g)	129	%(f)(h)

$12.66	11.49%		$12,164	1.99	%(d)	1.11	%(d)	0.46%		175%
$13.73	29.95%		$7,457	2.22	%(d)	1.11	%(d)	0.92%		202%
$10.93	26.89%		$3,117	3.18	%(d)	1.11	%(d)	0.79%		301%
$8.68	(13.20	%)(f)	$2,171	9.00	%(g)	1.10	%(g)	0.51	%(g)	129	%(f)

$14.13	11.69%		$716	3.26	%(d)	1.50	%(d)	(0.46%)		136%
$14.01	32.42%		$2,767	4.42	%(d)	1.51	%(d)	(0.12%)		142%
$10.58	23.31%		$826	5.32	%(d)	1.51	%(d)	(0.51%)		310%
$8.58	(14.46	%)(f)	$314	7.06	%(g)	1.50	%(g)	(0.58	%)(g)	112	%(f)(h)

$13.82	10.93%		$883	3.89	%(d)	2.10	%(d)	(1.06%)		136%
$13.82	31.62%		$756	5.12	%(d)	2.11	%(d)	(0.68%)		142%
$10.50	22.66%		$118	5.92	%(d)	2.11	%(d)	(1.13%)		310%
$8.56	(14.66	%)(f)	$17	8.78	%(g)	2.10	%(g)	(1.39	%)(g)	112	%(f)(h)

$14.22	11.78%		$40	3.14	%(d)	1.35	%(d)	(0.30%)		136%
$14.08	32.71%		$42	4.37	%(d)	1.36	%(d)	0.13%		142%
$10.61	23.52%		$5	5.17	%(d)	1.36	%(d)	(0.45%)		310%
$8.59	(14.36	%)(f)	$4	8.36	%(g)	1.35	%(g)	(0.66	%)(g)	112	%(f)(h)

$14.34	12.10%		$6,957	2.89	%(d)	1.10	%(d)	(0.06%)		136%
$14.15	32.86%		$3,606	4.12	%(d)	1.11	%(d)	0.29%		142%
$10.65	23.84%		$2,732	4.92	%(d)	1.11	%(d)	(0.22%)		310%
$8.60	(14.00	%)(f)	$3,357	8.54	%(g)	1.10	%(g)	(0.41	%)(g)	112	%(f)

See Notes to Financial Statements.
Annual Report | September 30, 2014	55

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Large-Cap Value Fund
Class A
9/30/2014	$11.62	0.09(b)	1.44	1.53	(0.08)	(1.42)	(1.50)	–
9/30/2013	$10.78	0.10(b)	2.36	2.46	(0.14)	(1.48)	(1.62)	–
9/30/2012	$8.47	0.13(b)	2.25	2.38	(0.07)	–	(0.07)	–
9/30/2011(d)	$10.03	0.02	(1.58)	(1.56)	–	–	–	–
Class C
9/30/2014	$11.53	0.03(b)	1.42	1.45	(0.03)	(1.42)	(1.45)	–
9/30/2013	$10.68	0.03(b)	2.35	2.38	(0.05)	(1.48)	(1.53)	–
9/30/2012	$8.44	0.10(b)	2.20	2.30	(0.06)	–	(0.06)	–
9/30/2011(d)	$10.03	0.03	(1.62)	(1.59)	–	–	–	–
Class F-1
9/30/2014	$11.56	0.11(b)	1.42	1.53	(0.20)	(1.42)	(1.62)	–
9/30/2013	$10.75	0.12(b)	2.34	2.46	(0.17)	(1.48)	(1.65)	–
9/30/2012	$8.47	0.14(b)	2.25	2.39	(0.11)	–	(0.11)	–
9/30/2011(d)	$10.03	0.06	(1.62)	(1.56)	–	–	–	–
Class I
9/30/2014	$11.58	0.15(b)	1.43	1.58	(0.13)	(1.42)	(1.55)	–
9/30/2013	$10.77	0.15(b)	2.34	2.49	(0.20)	(1.48)	(1.68)	–
9/30/2012	$8.48	0.17(b)	2.24	2.41	(0.12)	–	(0.12)	–
9/30/2011(h)	$10.00	0.07	(1.59)	(1.52)	–	–	–	–
Transparent Value Directional Allocation Fund
Class A
9/30/2014	$13.37	(0.08)(b)	1.38	1.30	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.04)(b)	2.90	2.86	(0.02)	(0.09)	(0.11)	–
9/30/2012(j)	$10.00	0.01(b)	0.61	0.62	–	–	–	–
Class C
9/30/2014	$13.28	(0.16)(b)	1.37	1.21	–	(0.45)	(0.45)	–
9/30/2013	$10.59	(0.12)(b)	2.90	2.78	–	(0.09)	(0.09)	–
9/30/2012(j)	$10.00	(0.01)(b)	0.60	0.59	–	–	–	–
Class F-1
9/30/2014	$13.37	(0.06)(b)	1.39	1.33	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.02)(b)	2.89	2.87	(0.03)	(0.09)	(0.12)	–
9/30/2012(j)	$10.00	0.01(b)	0.61	0.62	–	–	–	–
Class I
9/30/2014	$13.41	(0.02)(b)	1.39	1.37	–	(0.45)	(0.45)	–
9/30/2013	$10.62	(0.01)(b)	2.92	2.91	(0.03)	(0.09)	(0.12)	–
9/30/2012(j)	$10.00	0.01(b)	0.61	0.62	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.
(d)	Period from April 18, 2011 (inception date) through September 30, 2011.
(e)	Not Annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the period from February 10, 2011 (inception date) through September 30, 2011.
(h)	Period from February 10, 2011 (inception date) through September 30, 2011.
(i)

The portion of the ratios of expenses before and after waivers/reimbursements to average net assets attributable to recoupments of prior fee reductions or expense reimbursements is 1.46% for Class A, 2.09% for Class C, 1.34% for Class F-1, and 1.09% for Class I.

(j)	Period from June 18, 2012 (inception date) through September 30, 2012.

56	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented

Net Asset Value - end of period	Total return(a)		Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$11.65	14.07%		$332	4.42	%(c)	1.50	%(c)	0.78%		138%
$11.62	26.30%		$1,308	5.61	%(c)	1.51	%(c)	0.90%		178%
$10.78	28.16%		$431	6.12	%(c)	1.52	%(c)	1.30%		167%
$8.47	(15.55	%)(e)	$55	6.91	%(f)	1.50	%(f)	1.39	%(f)	110	%(e)(g)

$11.53	13.40%		$671	5.04	%(c)	2.10	%(c)	0.24%		138%
$11.53	25.53%		$625	6.21	%(c)	2.11	%(c)	0.28%		178%
$10.68	27.35%		$66	6.72	%(c)	2.12	%(c)	1.01%		167%
$8.44	(15.85	%)(e)	$4	8.90	%(f)	2.10	%(f)	0.64	%(f)	110	%(e)(g)

$11.47	14.21%		$6	4.29	%(c)	1.35	%(c)	0.94%		138%
$11.56	26.37%		$15	5.46	%(c)	1.36	%(c)	1.09%		178%
$10.75	28.34%		$5	5.97	%(c)	1.37	%(c)	1.40%		167%
$8.47	(15.55	%)(e)	$4	8.16	%(f)	1.35	%(f)	1.39	%(f)	110	%(e)(g)

$11.61	14.55%		$3,610	4.04	%(c)	1.10	%(c)	1.26%		138%
$11.58	26.79%		$2,910	5.21	%(c)	1.11	%(c)	1.36%		178%
$10.77	28.64%		$2,704	5.72	%(c)	1.12	%(c)	1.68%		167%
$8.48	(15.20	%)(e)	$4,471	8.03	%(f)	1.10	%(f)	1.78	%(f)	110	%(e)

$14.22	9.76%		$412,305	1.50	%(c)(i)	1.50	%(c)(i)	(0.56%)		300%
$13.37	27.22%		$291,488	1.63	%(c)	1.50	%(c)	(0.37%)		442%
$10.62	6.20	%(e)	$26,413	3.69	%(c)(f)	1.51	%(c)(f)	0.50	%(f)	171	%(e)

$14.04	9.14%		$574,466	2.10	%(c)(i)	2.10	%(c)(i)	(1.17%)		300%
$13.28	26.52%		$161,228	2.25	%(c)	2.10	%(c)	(1.01%)		442%
$10.59	5.90	%(e)	$4,378	4.29	%(c)(f)	2.11	%(c)(f)	(0.21	%)(f)	171	%(e)

$14.25	9.99%		$119,827	1.35	%(c)(i)	1.35	%(c)(i)	(0.42%)		300%
$13.37	27.33%		$39,406	1.50	%(c)	1.35	%(c)	(0.14%)		442%
$10.62	6.20	%(e)	$9,370	3.54	%(c)(f)	1.36	%(c)(f)	0.44	%(f)	171	%(e)

$14.33	10.27%		$1,294,029	1.10	%(c)(i)	1.10	%(c)(i)	(0.17%)		300%
$13.41	27.71%		$329,551	1.25	%(c)	1.10	%(c)	(0.04%)		442%
$10.62	6.20	%(e)	$4,443	3.29	%(c)(f)	1.11	%(c)(f)	0.41	%(f)	171	%(e)

See Notes to Financial Statements.
Annual Report | September 30, 2014	57

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions	Redemption fees added to paid In capital
Transparent Value Small-Cap Fund
Class A
9/30/2014(b)	$10.00	(0.02)(c)	(0.73)	(0.75)	–	–	–	–
Class C
9/30/2014(b)	$10.00	(0.07)(c)	(0.70)	(0.77)	–	–	–	–
Class F-1
9/30/2014(b)	$10.00	(0.01)(c)	(0.74)	(0.75)	–	–	–	–
Class I
9/30/2014(b)	$10.00	0.01(c)	(0.74)	(0.73)	–	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Period from April 1, 2014 (inception date) through September 30, 2014.
(c)	Per share numbers have been calculated using the average share method.
(d)	Not Annualized.
(e)	Annualized.
(f)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.

58	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented

Net Asset Value - end of period	Total return(a)	Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets		Ratio of expenses after waivers/reimbursements to average net assets		Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$9.25	(7.50%)(d)	$123	9.85	%(e)(f)	1.70	%(e)(f)	(0.19%)(e)	87	%(d)

$9.23	(7.70%)(d)	$227	10.50	%(e)(f)	2.30	%(e)(f)	(0.71%)(e)	87	%(d)

$9.25	(7.50%)(d)	$9	9.75	%(e)(f)	1.55	%(e)(f)	(0.14%)(e)	87	%(d)

$9.27	(7.30%)(d)	$1,911	9.50	%(e)(f)	1.30	%(e)(f)	0.12%(e)	87	%(d)

See Notes to Financial Statements.
Annual Report | September 30, 2014	59

Notes to Financial Statements
September 30, 2014

1. ORGANIZATION

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” As of September 30, 2014, the Trust has 11 registered funds, and this annual report relates to 9 of these funds. The accompanying financial statements and financial highlights include the Transparent Value Large-Cap Aggressive Fund, the Transparent Value Large-Cap Defensive Fund, the Transparent Value Large-Cap Market Fund, the Transparent Value Dividend Fund, the Transparent Value Large-Cap Core Fund, the Transparent Value Large-Cap Growth Fund, the Transparent Value Large-Cap Value Fund, the Transparent Value Directional Allocation Fund and the Transparent Value Small-Cap Fund (each, a “Fund”, and collectively, the “Funds”), respectively. Each Fund is organized as a non-diversified series of the Trust.

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Transparent Value Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Transparent Value Large-Cap Market IndexSM (the “Market Index” or “Index”), the Transparent Value Dividend IndexSM (the “Dividend Index” or “Index”), the Transparent Value Large-Cap Core IndexSM (the “Core Index” or “Index”), the Transparent Value Large-Cap Growth IndexSM (the “Growth Index” or “Index”), the Transparent Value Large-Cap Value IndexSM (the “Value Index” or “Index”), the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”) and the Transparent Value Small-Cap IndexSM (the “Small-Cap Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% on the lower of the original purchase price or the value of the shares redeemed. Each Fund’s Class A Shares, Class C Shares and Class F-1 Shares are subject to a distribution and shareholder service (12b-1) fee. In addition, the Funds’ Class A Shares are subject to a shareholder and administrative service fee. Each Fund has authorized the creation of Class R shares, but such shares are not currently offered. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of a Fund’s pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board. At September 30, 2014, none of the Fund’s assets were fair valued pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dividend Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

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Notes to Financial Statements
September 30, 2014

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ investments carried at fair value:

Transparent Value Large-Cap Aggressive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$33,846,663	$–	$–	$33,846,663

TOTAL	$33,846,663	$–	$–	$33,846,663

Transparent Value Large-Cap Defensive Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$66,228,485	$–	$–	$66,228,485
Exchange Traded Funds	39,404	–	–	39,404

TOTAL	$66,267,889	$–	$–	$66,267,889

Transparent Value Large-Cap Market Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$111,295,712	$–	$–	$111,295,712

TOTAL	$111,295,712	$–	$–	$111,295,712

Transparent Value Dividend Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$44,036,264	$–	$–	$44,036,264

TOTAL	$44,036,264	$–	$–	$44,036,264

Annual Report | September 30, 2014	61

Notes to Financial Statements
September 30, 2014

Transparent Value Large-Cap Core Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$16,572,472	$–	$–	$16,572,472
Exchange Traded Funds	126,487	–	–	126,487

TOTAL	$16,698,959	$–	$–	$16,698,959

Transparent Value Large-Cap Growth Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$8,504,333	$–	$–	$8,504,333
Exchange Traded Funds	75,415	–	–	75,415

TOTAL	$8,579,748	$–	$–	$8,579,748

Transparent Value Large-Cap Value Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$4,558,366	$–	$–	$4,558,366
Exchange Traded Funds	36,028	–	–	36,028

TOTAL	$4,594,394	$–	$–	$4,594,394

Transparent Value Directional Allocation Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,384,584,897	$–	$–	$2,384,584,897
Exchange Traded Funds	10,968,891	–	–	10,968,891

TOTAL	$2,395,553,788	$–	$–	$2,395,553,788

Transparent Value Small-Cap Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stocks	$2,150,209	$–	$–	$2,150,209
Exchange Traded Funds	44,068	–	–	44,068

TOTAL	$2,194,277	$–	$–	$2,194,277

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the year ended September 30, 2014, the Funds did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax position at September 30, 2014. As of and during the period ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of September 30, 2014, were as follows:

Transparent Value Large-Cap Aggressive Fund

Gross appreciation on investments (excess of value over tax cost)	$1,495,762
Gross depreciation on investments (excess of tax cost over value)	(1,664,572)

Net unrealized depreciation	$(168,810)

Cost of investments for income tax purposes	$34,015,473

Transparent Value Large-Cap Defensive Fund

Gross appreciation on investments (excess of value over tax cost)	$2,198,623
Gross depreciation on investments (excess of tax cost over value)	(2,185,532)

Net unrealized appreciation	$13,091

Cost of investments for income tax purposes	$66,254,798

Transparent Value Large-Cap Market Fund

Gross appreciation on investments (excess of value over tax cost)	$2,982,833
Gross depreciation on investments (excess of tax cost over value)	(4,423,047)

Net unrealized depreciation	$(1,440,214)

Cost of investments for income tax purposes	$112,735,926

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Notes to Financial Statements
September 30, 2014

Transparent Value Dividend Fund

Gross appreciation on investments (excess of value over tax cost)	$1,348,699
Gross depreciation on investments (excess of tax cost over value)	(2,223,205)

Net unrealized depreciation	$(874,506)

Cost of investments for income tax purposes	$44,910,770

Transparent Value Large-Cap Core Fund

Gross appreciation on investments (excess of value over tax cost)	$760,085
Gross depreciation on investments (excess of tax cost over value)	(716,634)

Net unrealized appreciation	$43,451

Cost of investments for income tax purposes	$16,655,508

Transparent Value Large-Cap Growth Fund

Gross appreciation on investments (excess of value over tax cost)	$618,795
Gross depreciation on investments (excess of tax cost over value)	(328,490)

Net unrealized appreciation	$290,305

Cost of investments for income tax purposes	$8,289,443

Transparent Value Large-Cap Value Fund

Gross appreciation on investments (excess of value over tax cost)	$254,530
Gross depreciation on investments (excess of tax cost over value)	(131,461)

Net unrealized appreciation	$123,069

Cost of investments for income tax purposes	$4,471,325

Transparent Value Directional Allocation Fund

Gross appreciation on investments (excess of value over tax cost)	$67,345,916
Gross depreciation on investments (excess of tax cost over value)	(124,494,331)

Net unrealized depreciation	$(57,148,415)

Cost of investments for income tax purposes	$2,452,702,203

Transparent Value Small-Cap Fund

Gross appreciation on investments (excess of value over tax cost)	$39,093
Gross depreciation on investments (excess of tax cost over value)	(176,060)

Net unrealized depreciation	$(136,967)

Cost of investments for income tax purposes	$2,331,244

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of September 30, 2014, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Transparent Value Large-Cap Aggressive Fund

Undistributed net investment income	$11,223,501
Accumulated net realized gain	3,078,032
Net unrealized depreciation on investments	(168,810)

Total	$14,132,723

Transparent Value Large-Cap Defensive Fund

Undistributed net investment income	$9,472,593
Accumulated net realized gain	1,546,315
Net unrealized appreciation on investments	13,091

Total	$11,031,999

Transparent Value Large-Cap Market Fund

Undistributed net investment income	$19,021,227
Accumulated net realized gain	1,620,780
Net unrealized depreciation on investments	(1,440,214)

Total	$19,201,793

Transparent Value Dividend Fund

Undistributed net investment income	$3,655,907
Accumulated net realized gain	1,662,465
Net unrealized depreciation on investments	(874,506)

Total	$4,443,866

Transparent Value Large-Cap Core Fund

Undistributed net investment income	$1,757,801
Accumulated net realized gain	1,418,278
Net unrealized appreciation on investments	43,451

Total	$3,219,530

Annual Report | September 30, 2014	63

Notes to Financial Statements
September 30, 2014

Transparent Value Large-Cap Growth Fund

Undistributed net investment income	$578,028
Accumulated net realized gain	719,746
Net unrealized appreciation on investments	290,305

Total	$1,588,079

Transparent Value Large-Cap Value Fund

Undistributed net investment income	$408,105
Accumulated net realized gain	474,400
Net unrealized appreciation on investments	123,069

Total	$1,005,574

Transparent Value Directional Allocation Fund

Undistributed net investment income	$210,538,777
Accumulated net realized gain	2,402,929
Net unrealized depreciation on investments	(57,148,415)

Total	$155,793,291

Transparent Value Small-Cap Fund

Undistributed net investment income	$843
Accumulated net realized loss	(29,170)
Net unrealized depreciation on investments	(136,967)

Total	$(165,294)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The character of distributions paid for the year ending September 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain

Transparent Value Large-Cap Aggressive Fund	$9,664,489	$817,156
Transparent Value Large-Cap Defensive Fund	9,181,246	2,247,329
Transparent Value Large-Cap Market Fund	21,439,806	2,277,138
Transparent Value Dividend Fund	4,583,374	779,134
Transparent Value Large-Cap Core Fund	2,842,432	259,121
Transparent Value Large-Cap Growth Fund	656,014	119,946
Transparent Value Large-Cap Value Fund	508,265	176,112
Transparent Value Directional Allocation Fund	43,931,134	80,870
Transparent Value Small-Cap Fund	–	–

The character of distributions paid for the year ending September 30, 2013 were as follows:

	Ordinary Income	Long-Term Capital Gain

Transparent Value Large-Cap Aggressive Fund	$745,006	$–
Transparent Value Large-Cap Defensive Fund	4,154,588	1,088,376
Transparent Value Large-Cap Market Fund	6,837,544	576,543
Transparent Value Dividend Fund	1,305,947	19,583
Transparent Value Large-Cap Core Fund	545,898	–
Transparent Value Large-Cap Growth Fund	–	–
Transparent Value Large-Cap Value Fund	492,710	34,966
Transparent Value Directional Allocation Fund	922,637	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2014, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain(Loss) on Investments	Paid-in Capital

Transparent Value Large-Cap Aggressive Fund	$223,874	$(223,874)	$–

Transparent Value Large-Cap Defensive Fund	$–	$–	$–

Transparent Value Large-Cap Market Fund	$213,011	$(213,011)	$–

Transparent Value Dividend Fund	$319	$–	$(319)

Transparent Value Large-Cap Core Fund	$319	$–	$(319)

Transparent Value Large-Cap Growth Fund	$26,445	$(26,247)	$(198)

Transparent Value Large-Cap Value Fund	$130	$–	$(130)

Transparent Value Directional Allocation Fund	$9,467,547	$(9,467,547)	$–

Transparent Value Small-Cap Fund	$180	$–	$(180)

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Notes to Financial Statements
September 30, 2014

These differences were primarily due to the differing tax treatment of certain nondeductible expenses and net operating losses offset to short-term capital gains.

During the year ended September 30, 2014 the funds did not utilize any capital loss carry forwards.

During the year ended September 30, 2014, the Transparent Value Small-Cap Fund generated $29,170 of short term capital losses. The other funds did not generate any capital loss carry forwards.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of losses is retained as short-term and/or long-term.

5. INVESTMENT TRANSACTIONS

For the year ended September 30, 2014, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Large-Cap Aggressive Fund

Purchases	$113,230,567
Sales	148,854,605
Transparent Value Large-Cap Defensive Fund

Purchases	$174,014,486
Sales	191,400,684
Transparent Value Large-Cap Market Fund

Purchases	$322,046,563
Sales	347,508,539
Transparent Value Dividend Fund

Purchases	$79,355,182
Sales	83,750,002
Transparent Value Large-Cap Core Fund

Purchases	$30,334,608
Sales	32,939,507
Transparent Value Large-Cap Growth Fund

Purchases	$11,741,280
Sales	11,196,191
Transparent Value Large-Cap Value Fund

Purchases	$7,012,495
Sales	7,897,629
Transparent Value Directional Allocation Fund

Purchases	$6,887,846,864
Sales	5,435,059,143
Transparent Value Small-Cap Fund

Purchases	$4,184,003
Sales	1,823,177

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

The investment adviser to the Funds is Guggenheim Partners Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser, a Delaware limited liability company formed in 2005, is a diversified financial services firm with a sophisticated array of wealth and investment management services. Guggenheim Capital, LLC is the sole owner of the Adviser through Guggenheim Manager, Inc., Guggenheim Partners, LLC and GPIM Holdings, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.15% of the average daily net assets of the TV Small-Cap Fund and 0.95% of the average daily net assets of each other Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“excluded expenses”)) from exceeding 1.70%, 2.30%, 1.55% and 1.30% of the average daily net assets of the Class A, Class C, Class F-1 and Class I Shares, respectively, of the TV Small-Cap Fund until January 31, 2015 and 1.50%, 2.10%, 1.35% and 1.10% of the average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares, respectively, of each other Fund until January 31, 2015. If, at any point, Total Annual Fund Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Fund in an amount equal to the difference between the Fund’s Total Annual Fund Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days, nor less than thirty (30) days, prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

Annual Report | September 30, 2014	65

Notes to Financial Statements
September 30, 2014

As of September 30, 2014, the balances of recoupable expenses for the Funds were as follows:

	Expires in 2015	Expires in 2016	Expires in 2017	Total

Transparent Value Large-Cap Aggressive Fund
Class A	$42,440	$5,637	$3,985	$52,062
Class C	2,011	2,763	2,984	7,758
Class F-I	230,994	101,495	55,375	387,864
Class I	63,612	87,625	57,716	208,953
Transparent Value Large-Cap Defensive Fund
Class A	$36,892	$27,486	$11,742	$76,120
Class C	16,232	29,306	23,895	69,433
Class F-I	238,961	93,872	44,879	377,712
Class I	59,888	67,057	44,484	171,429
Transparent Value Large-Cap Market Fund
Class A	$121,823	$53,034	$19,300	$194,157
Class C	33,819	30,813	18,033	82,665
Class F-I	206,370	89,715	34,010	330,095
Class I	170,379	110,129	53,483	333,991
Transparent Value Dividend Fund
Class A	$103,280	$103,537	$70,855	$277,672
Class C	30,657	32,577	28,879	92,113
Class F-I	28,878	37,458	19,010	85,346
Class I	54,801	20,575	29,031	104,407
Transparent Value Large-Cap Core Fund
Class A	$152,582	$115,679	$64,796	$333,057
Class C	14,196	13,180	11,475	38,851
Class F-I	1,534	4,200	7,898	13,632
Class I	55,668	52,426	68,533	176,627
Transparent Value Large-Cap Growth Fund
Class A	$70,131	$61,466	$55,511	$187,108
Class C	3,260	9,242	15,304	27,806
Class F-I	193	427	950	1,570
Class I	123,170	94,089	76,302	293,561
Transparent Value Large-Cap Value Fund
Class A	$13,744	$38,366	$41,542	$93,652
Class C	1,037	14,175	22,782	37,994
Class F-I	231	286	227	744
Class I	174,383	111,792	87,005	373,180
Transparent Value Directional Allocation Fund
Class A	$–	$–	$–	$–
Class C	–	47,008	–	47,008
Class F-I	26,307	30,027	–	56,334
Class I	–	104,831	–	104,831
Transparent Value Small-Cap Fund
Class A	NA	NA	$3,657	$3,657
Class C	NA	NA	4,747	4,747
Class F-I	NA	NA	455	455
Class I	NA	NA	79,916	79,916

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010, as amended (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser performs portfolio management and related services for the Funds and Adviser. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.15% of the average daily net assets of the TV Small-Cap Fund and 0.95% of the average daily net assets of each other Fund.

Certain officers of the Funds are also officers and indirect owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

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Notes to Financial Statements
September 30, 2014

7. LINE OF CREDIT

The Trust has a $25,000,000 Line of Credit (the “Line”) which is uncommitted, with The Bank of New York Mellon. The Line covers the Funds and another series of the Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of September 30, 2014, no funds had outstanding amounts on the Line.

The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

Fund	Average Interest Rate	Average Outstanding Line of Credit*

Transparent Value Large-Cap Aggressive Fund	1.666%	$511,875
Transparent Value Large-Cap Defensive Fund	1.668%	448,421
Transparent Value Large-Cap Market Fund	1.659%	810,372
Transparent Value Dividend Fund	1.661%	918,853
Transparent Value Large-Cap Core Fund	1.664%	405,045

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At September 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Transactions of Shares were as follows:

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Aggressive Fund
Class A:
Beginning of period	242,963	186,034
Shares sold	114,823	134,278
Shares issued in reinvestment of distributions to shareholders	30,200	2,325
Shares redeemed	(231,436)	(79,674)

Net increase (decrease) in shares outstanding	(86,413)	56,929

Shares outstanding, end of period	156,550	242,963

Class C:
Beginning of period	83,641	37,554
Shares sold	61,115	81,313
Shares issued in reinvestment of distributions to shareholders	17,005	416
Shares redeemed	(44,508)	(35,642)

Net increase in shares outstanding	33,612	46,087

Shares outstanding, end of period	117,253	83,641

Class F-1:
Beginning of period	2,233,268	2,377,297
Shares sold	6,275	7,005
Shares issued in reinvestment of distributions to shareholders	5,402	567
Shares redeemed	(344,597)	(151,601)

Net decrease in shares outstanding	(332,920)	(144,029)

Shares outstanding, end of period	1,900,348	2,233,268

Class I:
Beginning of period	1,918,735	1,899,875
Shares sold	190,688	321,169
Shares issued in reinvestment of distributions to shareholders	322,651	28,243
Shares redeemed	(1,967,110)	(330,552)

Net increase (decrease) in shares outstanding	(1,453,771)	18,860

Shares outstanding, end of period	464,964	1,918,735

Annual Report | September 30, 2014	67

Notes to Financial Statements
September 30, 2014

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Defensive Fund
Class A:
Beginning of period	862,769	780,363
Shares sold	193,630	341,690
Shares issued in reinvestment of distributions to shareholders	125,807	69,532
Shares redeemed	(422,923)	(328,816)

Net increase (decrease) in shares outstanding	(103,486)	82,406

Shares outstanding, end of period	759,283	862,769

Class C:
Beginning of period	855,833	545,179
Shares sold	218,410	324,512
Shares issued in reinvestment of distributions to shareholders	135,125	48,227
Shares redeemed	(85,926)	(62,085)

Net increase in shares outstanding	267,609	310,654

Shares outstanding, end of period	1,123,442	855,833

Class F-1:
Beginning of period	2,076,688	2,343,977
Shares sold	42,280	68,147
Shares issued in reinvestment of distributions to shareholders	14,490	4,776
Shares redeemed	(371,788)	(340,212)

Net decrease in shares outstanding	(315,018)	(267,289)

Shares outstanding, end of period	1,761,670	2,076,688

Class I:
Beginning of period	1,815,442	1,417,485
Shares sold	508,191	927,843
Shares issued in reinvestment of distributions to shareholders	208,891	104,227
Shares redeemed	(1,009,989)	(634,113)

Net increase (decrease) in shares outstanding	(292,907)	397,957

Shares outstanding, end of period	1,522,535	1,815,442

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Market Fund
Class A:
Beginning of period	2,069,536	1,934,681
Shares sold	486,991	616,407
Shares issued in reinvestment of distributions to shareholders	401,413	117,746
Shares redeemed	(1,818,588)	(599,298)

Net increase (decrease) in shares outstanding	(930,184)	134,855

Shares outstanding, end of period	1,139,352	2,069,536

Class C:
Beginning of period	1,017,800	782,820
Shares sold	220,608	343,366
Shares issued in reinvestment of distributions to shareholders	218,777	53,761
Shares redeemed	(235,416)	(162,147)

Net increase in shares outstanding	203,969	234,980

Shares outstanding, end of period	1,221,769	1,017,800

Class F-1:
Beginning of period	2,480,021	2,704,100
Shares sold	72,445	206,896
Shares issued in reinvestment of distributions to shareholders	84,145	32,917
Shares redeemed	(588,020)	(463,892)

Net decrease in shares outstanding	(431,430)	(224,079)

Shares outstanding, end of period	2,048,591	2,480,021

Class I:
Beginning of period	2,953,191	3,577,039
Shares sold	1,738,702	1,199,061
Shares issued in reinvestment of distributions to shareholders	514,991	231,719
Shares redeemed	(1,155,438)	(2,054,628)

Net increase (decrease) in shares outstanding	1,098,255	(623,848)

Shares outstanding, end of period	4,051,446	2,953,191

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Notes to Financial Statements
September 30, 2014

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dividend Fund
Class A:
Beginning of period	1,956,685	832,213
Shares sold	322,040	1,394,723
Shares issued in reinvestment of distributions to shareholders	228,031	58,956
Shares redeemed	(1,715,058)	(329,207)

Net increase (decrease) in shares outstanding	(1,164,987)	1,124,472

Shares outstanding, end of period	791,698	1,956,685

Class C:
Beginning of period	645,524	276,792
Shares sold	237,524	389,335
Shares issued in reinvestment of distributions to shareholders	70,933	15,589
Shares redeemed	(232,327)	(36,192)

Net increase in shares outstanding	76,130	368,732

Shares outstanding, end of period	721,654	645,524

Class F-1:
Beginning of period	661,139	202,124
Shares sold	31,546	553,207
Shares issued in reinvestment of distributions to shareholders	68,389	18,436
Shares redeemed	(492,153)	(112,628)

Net increase (decrease) in shares outstanding	(392,218)	459,015

Shares outstanding, end of period	268,921	661,139

Class I:
Beginning of period	300,563	270,873
Shares sold	1,696,671	36,384
Shares issued in reinvestment of distributions to shareholders	23,413	2,832
Shares redeemed	(172,918)	(9,526)

Net increase in shares outstanding	1,547,166	29,690

Shares outstanding, end of period	1,847,729	300,563

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Core Fund
Class A:
Beginning of period	591,747	1,356,503
Shares sold	124,588	265,595
Shares issued in reinvestment of distributions to shareholders	109,365	36,176
Shares redeemed	(652,777)	(1,066,527)

Net decrease in shares outstanding	(418,824)	(764,756)

Shares outstanding, end of period	172,923	591,747

Class C:
Beginning of period	96,610	97,851
Shares sold	73,424	18,667
Shares issued in reinvestment of distributions to shareholders	14,572	2,206
Shares redeemed	(72,646)	(22,114)

Net increase (decrease) in shares outstanding	15,350	(1,241)

Shares outstanding, end of period	111,960	96,610

Class F-1:
Beginning of period	43,271	7,523
Shares sold	33,982	37,817
Shares issued in reinvestment of distributions to shareholders	8,571	390
Shares redeemed	(5,403)	(2,459)

Net increase in shares outstanding	37,150	35,748

Shares outstanding, end of period	80,421	43,271

Class I:
Beginning of period	543,118	285,059
Shares sold	450,455	266,058
Shares issued in reinvestment of distributions to shareholders	59,778	913
Shares redeemed	(92,854)	(8,912)

Net increase in shares outstanding	417,379	258,059

Shares outstanding, end of period	960,497	543,118

Annual Report | September 30, 2014	69

Notes to Financial Statements
September 30, 2014

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Growth Fund
Class A:
Beginning of period	197,562	78,033
Shares sold	119,794	160,855
Shares issued in reinvestment of distributions to shareholders	22,723	–
Shares redeemed	(289,377)	(41,326)

Net increase (decrease) in shares outstanding	(146,860)	119,529

Shares outstanding, end of period	50,702	197,562

Class C:
Beginning of period	54,746	11,204
Shares sold	3,855	43,580
Shares issued in reinvestment of distributions to shareholders	5,974	–
Shares redeemed	(670)	(38)

Net increase in shares outstanding	9,159	43,542

Shares outstanding, end of period	63,905	54,746

Class F-1:
Beginning of period	2,952	499
Shares sold	1,295	2,453
Shares issued in reinvestment of distributions to shareholders	318	–
Shares redeemed	(1,721)	–

Net increase (decrease) in shares outstanding	(108)	2,453

Shares outstanding, end of period	2,844	2,952

Class I:
Beginning of period	254,762	256,540
Shares sold	239,966	6,320
Shares issued in reinvestment of distributions to shareholders	505	–
Shares redeemed	(10,095)	(8,098)

Net increase (decrease) in shares outstanding	230,376	(1,778)

Shares outstanding, end of period	485,138	254,762

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Large-Cap Value Fund
Class A:
Beginning of period	112,537	40,025
Shares sold	44,946	82,706
Shares issued in reinvestment of distributions to shareholders	18,149	7,011
Shares redeemed	(147,138)	(17,205)

Net increase (decrease) in shares outstanding	(84,043)	72,512

Shares outstanding, end of period	28,494	112,537

Class C:
Beginning of period	54,183	6,135
Shares sold	24,839	45,588
Shares issued in reinvestment of distributions to shareholders	8,464	2,460
Shares redeemed	(29,334)	–

Net increase in shares outstanding	3,969	48,048

Shares outstanding, end of period	58,152	54,183

Class F-1:
Beginning of period	1,273	499
Shares sold	1,088	774
Shares issued in reinvestment of distributions to shareholders	2	–
Shares redeemed	(1,852)	–

Net increase (decrease) in shares outstanding	(762)	774

Shares outstanding, end of period	511	1,273

Class I:
Beginning of period	251,294	251,097
Shares sold	70,869	2,717
Shares issued in reinvestment of distributions to shareholders	184	197
Shares redeemed	(11,484)	(2,717)

Net increase in shares outstanding	59,569	197

Shares outstanding, end of period	310,863	251,294

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Notes to Financial Statements
September 30, 2014

	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013

SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Directional Allocation Fund
Class A:
Beginning of period	21,808,703	2,487,121
Shares sold	37,575,052	21,741,744
Shares issued in reinvestment of distributions to shareholders	993,595	48,621
Shares redeemed	(31,383,541)	(2,468,783)

Net increase in shares outstanding	7,185,106	19,321,582

Shares outstanding, end of period	28,993,809	21,808,703

Class C:
Beginning of period	12,144,932	413,406
Shares sold	30,303,322	11,941,615
Shares issued in reinvestment of distributions to shareholders	525,140	11,592
Shares redeemed	(2,045,632)	(221,681)

Net increase in shares outstanding	28,782,830	11,731,526

Shares outstanding, end of period	40,927,762	12,144,932

Class F-1:
Beginning of period	2,947,136	882,528
Shares sold	6,631,213	2,414,370
Shares issued in reinvestment of distributions to shareholders	136,153	12,409
Shares redeemed	(1,304,987)	(362,171)

Net increase in shares outstanding	5,462,379	2,064,608

Shares outstanding, end of period	8,409,515	2,947,136

Class I:
Beginning of period	24,569,890	418,304
Shares sold	78,957,126	26,012,496
Shares issued in reinvestment of distributions to shareholders	820,074	13,246
Shares redeemed	(14,036,568)	(1,874,156)

Net increase in shares outstanding	65,740,632	24,151,586

Shares outstanding, end of period	90,310,522	24,569,890

For the Period April 1, 2014 (inception) to September 30, 2014
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Small-Cap Fund
Class A:
Beginning of period	–
Shares sold	13,310
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	–

Net increase in shares outstanding	13,310

Shares outstanding, end of period	13,310

Class C:
Beginning of period	–
Shares sold	24,609
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	–

Net increase in shares outstanding	24,609

Shares outstanding, end of period	24,609

Class F-1:
Beginning of period	–
Shares sold	1,556
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	(530)

Net increase in shares outstanding	1,026

Shares outstanding, end of period	1,026

Class I:
Beginning of period	–
Shares sold	208,817
Shares issued in reinvestment of distributions to shareholders	–
Shares redeemed	(2,615)

Net increase in shares outstanding	206,202

Shares outstanding, end of period	206,202

Annual Report | September 30, 2014	71

Notes to Financial Statements
September 30, 2014

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2014, the following entities owned, of record or beneficially, 25% or greater of a share class of a Fund’s outstanding shares:

Fund	Class	Name	Percentage
Transparent Value Large-Cap Aggressive Fund	Class C	Morgan Stanley	63.06%
Transparent Value Large-Cap Aggressive Fund	Class F-1	SG Americas Securities LLC	98.10%
Transparent Value Large-Cap Aggressive Fund	Class I	Morgan Stanley	29.06%
Transparent Value Large-Cap Aggressive Fund	Class I	Jasper Park Funding LLC	47.01%
Transparent Value Large-Cap Defensive Fund	Class A	Morgan Stanley	40.14%
Transparent Value Large-Cap Defensive Fund	Class C	Morgan Stanley	65.23%
Transparent Value Large-Cap Defensive Fund	Class F-1	SG Americas Securities LLC	96.66%
Transparent Value Large-Cap Defensive Fund	Class I	Morgan Stanley	58.38%
Transparent Value Large-Cap Market Fund	Class A	Ameriprise Financial Services	33.37%
Transparent Value Large-Cap Market Fund	Class C	Morgan Stanley	46.12%
Transparent Value Large-Cap Market Fund	Class C	UBS Financial Services Inc.	31.62%
Transparent Value Large-Cap Market Fund	Class F-1	SG Americas Securities LLC	80.93%
Transparent Value Large-Cap Market Fund	Class I	Charles Schwab & Co Inc.	42.22%
Transparent Value Large-Cap Market Fund	Class I	Morgan Stanley	35.61%
Transparent Value Dividend Fund	Class A	Ameriprise Financial Services	44.83%
Transparent Value Dividend Fund	Class C	UBS Financial Services Inc.	63.73%
Transparent Value Dividend Fund	Class F-1	Raymond James	65.41%
Transparent Value Dividend Fund	Class I	Morgan Stanley	30.70%
Transparent Value Dividend Fund	Class I	UBS Financial Services, Inc.	53.55%
Transparent Value Large-Cap Core Fund	Class A	Ameriprise Financial Services	25.71%
Transparent Value Large-Cap Core Fund	Class C	UBS Financial Services Inc.	39.68%
Transparent Value Large-Cap Core Fund	Class F-1	Raymond James	90.37%
Transparent Value Large-Cap Core Fund	Class I	UBS Financial Services, Inc.	46.47%
Transparent Value Large-Cap Core Fund	Class I	Jasper Park Funding LLC	26.03%

Fund	Class	Name	Percentage
Transparent Value Large-Cap Growth Fund	Class A	Ameriprise Financial Services	48.62%
Transparent Value Large-Cap Growth Fund	Class C	UBS Financial Services Inc.	86.90%
Transparent Value Large-Cap Growth Fund	Class F-1	Raymond James	46.14%
Transparent Value Large-Cap Growth Fund	Class I	UBS Financial Services, Inc.	47.29%
Transparent Value Large-Cap Growth Fund	Class I	Jasper Park Funding LLC	51.53%
Transparent Value Large-Cap Value Fund	Class A	LPL Financial	36.83%
Transparent Value Large-Cap Value Fund	Class A	Ameriprise Financial Services	28.23%
Transparent Value Large-Cap Value Fund	Class C	UBS Financial Services Inc.	74.98%
Transparent Value Large-Cap Value Fund	Class F-1	GPIM Holdings, LLC	97.51%
Transparent Value Large-Cap Value Fund	Class I	Jasper Park Funding LLC	80.42%
Transparent Value Directional Allocation Fund	Class A	Ameriprise Financial Services	28.48%
Transparent Value Directional Allocation Fund	Class C	Morgan Stanley	39.40%
Transparent Value Directional Allocation Fund	Class F-1	Raymond James	41.01%
Transparent Value Directional Allocation Fund	Class I	Morgan Stanley	43.57%
Transparent Value Directional Allocation Fund	Class I	UBS Financial Services Inc	25.56%
Transparent Value Small-Cap Fund	Class A	Cetera Advisors, LLC	44.28%
Transparent Value Small-Cap Fund	Class A	National Financial Services	31.19%
Transparent Value Small-Cap Fund	Class C	National Financial Services	79.22%
Transparent Value Small-Cap Fund	Class F-1	National Financial Services	51.26%
Transparent Value Small-Cap Fund	Class F-1	GPIM Holdings, LLC	48.74%
Transparent Value Small-Cap Fund	Class I	GPIM Holdings, LLC	96.26%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims

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Notes to Financial Statements
September 30, 2014

that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Annual Report | September 30, 2014	73

Report of Independent Registered Public Accounting Firm

September 30, 2014

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statements of assets and liabilities of Transparent Value Trust, comprised of the Transparent Value Large-Cap Aggressive Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Large-Cap Market Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Value Fund, Transparent Value Directional Allocation Fund, and Transparent Value Small-Cap Fund (the Funds), including the schedules of investments, as of September 30, 2014, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with custodians and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2014, the results of their operations, the changes in their net assets and the financial highlights for the period specified in the first paragraph, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

November 24, 2014

74	www.transparentvalue.com

Additional Information
September 30, 2014 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $50,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. TRUSTEES AND OFFICERS OF THE TRUST

Members of the Board. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations and other directorships held for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is 330 Madison Ave., 10th Floor, New York, New York 10017. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-727-6885.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Interested Trustees

Farhan Sharaff* 64	Trustee Since December 2009

Senior Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Investment Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.

Director of Guggenheim Global Investments PLC.

Independent Trustees

John Masterson 54	Trustee, Chairman of the Nominating Committee Since December 2009	Retired. Director of Bogota Savings Bank since 2012. Partner and Managing Director, Global Securities Department, Goldman Sachs & Co. from 2002 to 2007.	Trustee of NT Alpha Strategies Fund.

Robert J. Casale 75	Chairman of the Board of Trustees Since December 2009	Retired. Chairman and CEO, The BISYS Group from 2006 to 2007.	Director of Northeast Securities, Inc. (2002 – 2013)

Annual Report | September 30, 2014	75

Additional Information
September 30, 2014 (Unaudited)

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Other Directorships Held

Dennis A. Cullen 66	Trustee, Chairman of the Audit Committee Since December 2009	Retired. Managing Partner, Chicago Asset Funding LLC 2008 to 2011. Managing Director, The Liberty Hampshire Company, LLC from 1997 to 2008.	Director of Heritage Life Insurance Company, Equitrust Life Insurance Company, Sun Life Assurance Company of Canada (US) and Sun Life and Annuity Company of New York.

*

Denotes Trustees who may be deemed to be “interested” persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser, Sub-Adviser, Distributor and/or their affiliates.

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Uhl and Greenly and Ms. Koehler is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Arus and Kemp is 330 Madison Ave., 10th Floor, New York, New York 10017.

Name and Age	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years

Armen Arus 42	President Since February 2010

Co-Chief Executive Officer and Chief Operating Officer of Transparent Value, LLC since 2003. Managing Director of Guggenheim Partners Investment Management, LLC since 2009. Co-CEO, Guggenheim Transparent Value, LLC since 2009.

Ted Uhl 40	Chief Compliance Officer Since October 2010	Deputy Chief Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010.

Keith D. Kemp 54	Treasurer Since February 2010

Director of Transparent Value, LLC since 2010; Director of Guggenheim Partners Investment Management LLC since 2010; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009.

Pete Greenly 45	Assistant Treasurer Since September 2012

Fund Controller, ALPS Fund Services, Inc. since June 2011; Manager of Valuations with Great West Life and Annuity from 2011 to 2012; Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011; Project Manager at Old Mutual Capital from 2007 - 2010.

Megan Hadley Koehler 35	Secretary Since September 2014	Senior Counsel, ALPS Fund Services, Inc. since August 2014; Associate Counsel, Atlantic Fund Services, from 2008 to 2014.

76	www.transparentvalue.com

Additional Information
September 30, 2014 (Unaudited)

5. TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2013 qualified dividend income (“QDI”) and as qualifying for the corporate dividends received deduction (“DRD”).

	QDI	DRD
Transparent Value Large-Cap Aggressive Fund	5.80%	5.55%
Transparent Value Large-Cap Defensive Fund	8.63%	8.62%
Transparent Value Large-Cap Market Fund	6.05%	5.94%
Transparent Value Dividend Fund	14.04%	13.98%
Transparent Value Large-Cap Core Fund	9.10%	8.84%
Transparent Value Large-Cap Growth Fund	10.99%	10.56%
Transparent Value Large-Cap Value Fund	16.53%	15.80%
Transparent Value Directional Allocation Fund	10.61%	11.05%

In early 2014, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2013 via Form 1099. The Funds will notify shareholders in early 2015 of amounts paid to them by the Funds, if any, during the calendar year 2014.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designate the following as long-term capital gain dividends:

Long-Term Capital Gains
Transparent Value Large-Cap Aggressive Fund	$817,130
Transparent Value Large-Cap Defensive Fund	2,247,335
Transparent Value Large-Cap Market Fund	2,277,132
Transparent Value Dividend Fund	779,138
Transparent Value Large-Cap Core Fund	259,118
Transparent Value Large-Cap Growth Fund	119,946
Transparent Value Large-Cap Value Fund	176,111
Transparent Value Directional Allocation Fund	80,821

Annual Report | September 30, 2014	77

Item 2.  Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that there is no “audit committee financial expert” serving on its Audit Committee. In this regard, the Board also determined that having such a person serve on its Audit Committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the Audit Committee in the aggregate, even though no such member was individually considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.  Principal Accountant Fees and Services.

(a)

Audit Fees:  For the registrant’s last two fiscal years ended September 30, 2014 and September 30, 2013, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $176,600 and $160,000, respectively.

(b)

Audit-Related Fees:  For the registrant’s last two fiscal years ended September 30, 2014 and September 30, 2013, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees:  For the registrant’s fiscal years ended September 30, 2014 and September 30, 2013, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $42,750 and $36,000, respectively. These fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees:  For the registrant’s fiscal years ended September 30, 2014 and September 30, 2013, the aggregate fees billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee were $0 and $0, respectively.

(e)(1)    Audit Committee Pre-Approval Policies and Procedures:  All requests or applications for services to be provided by the principal accountant shall be submitted to the Chief Financial Officer (the “CFO”) of the registrant and must include a detailed description of the services proposed to be rendered. The registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general preapproval of the Audit Committee or (3) have been previously pre-approved in connection with the principal accountant’s annual engagement letter for the applicable year or otherwise. Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the principal accountant.

All services shall be provided by the principal accountant pursuant to an engagement letter with the registrant.

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(e)(2)    No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management-End Investment Companies.

Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12.  Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	December 8, 2014

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	December 8, 2014

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